OMB APPROVAL

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

One SeaGate
Toledo, Ohio 43604-1572
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS One SeaGate Toledo, Ohio 43604-1572	Christopher P. Harvey, Esq. WILMER CULTER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (419) 249-2900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 — SCHEDULE OF INVESTMENTS
The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X [17 CRF 210.12-12 – 12-14]:
Harbor Funds’ schedules of investments as of January 31, 2007 are included.
ITEM 2 — CONTROLS AND PROCEDURES
(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
ITEM 3 — EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 30th day of March, 2007 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS
By:	/s/ David G. Van Hooser
David G. Van Hooser
Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President, Trustee and Chief Executive Officer	March 30, 2007

By:	/s/ Mark W. Karchner Mark W. Karchner	Treasurer and Chief Financial Officer	March 30, 2007

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.9%)

Pharmaceuticals	8.5
Software	8.1
Communications Equipment	7.4
Capital Markets	7.1
Biotechnology	6.1
Media	5.4
Internet Software & Services	4.2
Hotels, Restaurants & Leisure	4.1
Health Care Equipment & Supplies	4.0
Multiline Retail	3.9
Computers & Peripherals	3.7
Textiles, Apparel & Luxury Goods	3.7
Aerospace & Defense	3.5
Beverages	3.1
Semiconductors & Semiconductor Equipment	3.1
Insurance	3.0
Diversified Financial Services	2.9
Household Products	2.9
Industrial Conglomerates	2.6
Health Care Providers & Services	1.5
Specialty Retail	1.5
Wireless Telecommunication Services	1.5
Consumer Finance	1.4
Oil, Gas & Consumable Fuels	1.4
IT Services	1.1
Chemicals	1.0
Energy Equipment & Services	0.9
Electronic Equipment & Instruments	0.7
Food & Staples Retailing	0.5
Electrical Equipment	0.3

COMMON STOCKS—99.1%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—3.5%
1,967,200	Boeing Co.[1]	$176,182
2,016,800	United Technologies Corp.	137,183

		313,365

BEVERAGES—3.1%
4,170,800	PepsiCo Inc.	272,103

BIOTECHNOLOGY—6.1%
1,236,300	Amgen Inc.*	86,998
2,449,100	Genentech Inc.[1]*	213,978
3,815,400	Gilead Sciences Inc.[1]*	245,407

		546,383

CAPITAL MARKETS—7.1%
5,751,100	Charles Schwab Corp.[1]	108,811
874,200	Goldman Sachs Group Inc.[1]	185,470
1,377,800	Merrill Lynch & Co. Inc.[1]	128,907
3,261,700	UBS AG1	205,520

		628,708

CHEMICALS—1.0%
1,656,200	Monsanto Co.[1]	91,240

COMMUNICATIONS EQUIPMENT—7.4%
11,041,800	Cisco Systems Inc.[1]*	293,601
5,573,600	QUALCOMM Inc.[1]	209,902
1,233,100	Research In Motion Ltd.[1]*	157,566

		661,069

COMPUTERS & PERIPHERALS—3.7%
2,069,500	Apple Inc.[1]*	177,418
3,564,800	Hewlett-Packard Co.	154,285

		331,703

CONSUMER FINANCE—1.4%
2,159,700	American Express Co.	125,738

DIVERSIFIED FINANCIAL SERVICES—2.9%
808,900	IntercontinentalExchange Inc.[1]*	105,602
1,551,700	NYSE Group Inc.[1]*	155,139

		260,741

ELECTRICAL EQUIPMENT—0.3%
810,400	Suntech Power Holdings Co. Ltd. ADR (CHN)[1,2]*	29,823

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
1,300,900	Sony Corp. ADR (JP)[2]	60,271

ENERGY EQUIPMENT & SERVICES—0.9%
1,190,000	Schlumberger Ltd.[1]	75,553

FOOD & STAPLES RETAILING—0.5%
982,400	Whole Foods Market Inc.[1]	42,430

HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
1,308,000	Alcon Inc. (SWS)	154,030
1,273,200	Baxter International Inc.[1]	63,227
3,252,300	St. Jude Medical Inc.[1]*	139,068

		356,325

HEALTH CARE PROVIDERS & SERVICES—1.5%
1,729,200	WellPoint Inc.[1]*	135,535

HOTELS, RESTAURANTS & LEISURE—4.1%
2,165,100	International Game Technology[1]	94,095
3,270,200	Marriott International Inc. Cl. A1	157,428
3,204,100	Starbucks Corp.[1]*	111,951

		363,474

HOUSEHOLD PRODUCTS—2.9%
900,800	Colgate-Palmolive Co.	61,524
3,056,077	Procter & Gamble Co.	198,248

		259,772

INDUSTRIAL CONGLOMERATES—2.6%
6,345,900	General Electric Co.	228,770

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INSURANCE—3.0%
3,908,800	American International Group Inc.[1]	$267,557

INTERNET SOFTWARE & SERVICES—4.2%
752,100	Google Inc. Cl. A1*	377,028

IT SERVICES—1.1%
1,652,700	Infosys Technologies Ltd. ADR[1,2]	95,857

MEDIA—5.4%
8,456,000	News Corp. Cl. A1	196,602
8,038,800	Walt Disney Co.	282,724

		479,326

MULTILINE RETAIL—3.9%
2,625,700	Federated Department Stores Inc.	108,941
1,082,400	J.C. Penney Co. Inc.	87,934
2,380,300	Target Corp.[1]	146,055

		342,930

OIL, GAS & CONSUMABLE FUELS—1.4%
1,351,400	Occidental Petroleum Corp.	62,651
874,900	Suncor Energy Inc.	65,049

		127,700

PHARMACEUTICALS—8.5%
3,354,500	Abbott Laboratories[1]	177,788
3,030,200	Novartis AG ADR (SWS)[2]	174,812
2,966,800	Roche Holdings Ltd. Sponsored ADR (SWS)[2]	277,825
857,400	Wuyi International Pharmaceutical Co. Ltd. (HK)[3]*	198
2,534,400	Wyeth	125,225

		755,848

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
3,974,450	Broadcom Corp. Cl. A1*	126,865
184,700	KLA-Tencor Corp.	9,093
7,802,700	Marvell Technology Group Ltd.[1]*	142,711

		278,669

SOFTWARE—8.1%
6,701,300	Adobe Systems Inc.[1]*	260,480
2,004,000	Electronic Arts Inc.*	100,200
9,874,600	Microsoft Corp.	304,730
1,189,500	SAP AG Sponsored ADR (GER)[2]	55,121

		720,531

SPECIALTY RETAIL—1.5%
3,930,600	Lowe’s Cos. Inc.[1]	132,500

TEXTILES, APPAREL & LUXURY GOODS—3.7%
4,354,300	Coach Inc.[1]*	199,688
1,327,500	Nike Inc. Cl. B1	131,170

		330,858

WIRELESS TELECOMMUNICATION SERVICES—1.5%
1,819,600	NII Holdings Inc.[1]*	134,286

TOTAL COMMON STOCKS (Cost $7,095,101)		8,826,093

SHORT-TERM INVESTMENTS—6.8%
Principal
Amount
(000s)

COMMERCIAL PAPER
$75,699	American Express Credit Corp. Yrs. 1&2 5.150%—02/01/2007	75,699

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
533,823,927	Prime Portfolio (1-day yield of 5.260%)	533,824

TOTAL SHORT-TERM INVESTMENTS (Cost $609,523)		609,523

TOTAL INVESTMENTS—105.9% (Cost $7,704,624)		9,435,616

CASH AND OTHER ASSETS, LESS LIABILITIES—(5.9)%		(524,661)

TOTAL NET ASSETS—100.0%		$8,910,955

1	A portion or all of this security was out on loan at January 31, 2007.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and are considered to be liquid under procedures established by the Board of Trustees. At January 31, 2007, these securities were valued at $198 or 0.00% of net assets.

*	Non-income producing security.

(CHN)	China.

(GER)	Germany.

(HK)	Hong Kong.

(JP)	Japan.

(SWS)	Switzerland.
The accompanying notes are an integral part of the portfolio of investments.

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 7.5%)

Commercial Services & Supplies	8.3
Health Care Equipment & Supplies	6.2
Software	6.2
Media	5.9
IT Services	4.9
Oil, Gas & Consumable Fuels	4.5
Biotechnology	3.7
Capital Markets	3.3
Wireless Telecommunication Services	3.3
Chemicals	3.1
Communications Equipment	3.1
Semiconductors & Semiconductor Equipment	2.8
Pharmaceuticals	2.5
Computers & Peripherals	2.4
Construction & Engineering	2.2
Specialty Retail	2.2
Machinery	2.0
Electronic Equipment & Instruments	1.9
Metals & Mining	1.9
Life Sciences Tools & Services	1.7
Household Durables	1.6
Internet Software & Services	1.6
Textiles, Apparel & Luxury Goods	1.6
Containers & Packaging	1.5
Hotels, Restaurants & Leisure	1.4
Marine	1.4
Multiline Retail	1.3
Airlines	1.2
Diversified Financial Services	1.2
Air Freight & Logistics	1.1
Insurance	1.1
Electrical Equipment	1.0
Food Products	1.0
Health Care Technology	1.0
Auto Components	0.9
Diversified Telecommunication Services	0.5
Leisure Equipment & Products	0.5
Personal Products	0.5

COMMON STOCKS—92.5%
		Value
Shares		(000s)

AIR FREIGHT & LOGISTICS—1.1%
42,100	C.H. Robinson Worldwide Inc.	$2,233

AIRLINES—1.2%
82,600	Gol Linhas Aereas Inteligentes SA ADR[1,2]	2,487

AUTO COMPONENTS—0.9%
79,400	LKQ Corp.[1]*	1,701

BIOTECHNOLOGY—3.7%
76,700	Alkermes Inc.[1]*	1,144
46,800	Amylin Pharmaceuticals Inc.[1]*	1,815
31,325	Cephalon Inc.[1]*	2,268
94,000	Millennium Pharmaceuticals Inc.[1]*	1,043
17,900	Vertex Pharmaceuticals Inc.[1]*	633
26,000	ZymoGenetics Inc.[1]*	415

		7,318

CAPITAL MARKETS—3.3%
75,700	E*TRADE Financial Corp.*	1,845
36,200	Nuveen Investments Inc. Cl. A1	1,792
25,800	State Street Corp.	1,833
41,600	Waddell & Reed Financial Inc. Cl. A1	1,068

		6,538

CHEMICALS—3.1%
29,700	Agrium Inc. (CAN)	1,030
22,100	Potash Corporation of Saskatchewan Inc. (CAN)	3,448
83,500	The Mosaic Company[1]	1,664

		6,142

COMMERCIAL SERVICES & SUPPLIES—8.3%
70,000	Allied Waste Industries Inc.*	895
56,300	American Reprographics Co.[1]*	1,763
25,600	Corporate Executive Board Co.[1]	2,323
61,100	Covanta Holding Corp.[1]*	1,446
68,500	Equifax Inc.[1]	2,845
27,200	Manpower Inc.[1]	1,984
99,900	Resources Connection Inc.*	3,137
27,900	Stericycle Inc.[1]*	2,148

		16,541

COMMUNICATIONS EQUIPMENT—3.1%
90,900	Juniper Networks Inc.[1]*	1,647
63,100	Polycom Inc.[1]*	2,121
319,700	Sonus Networks Inc.[1]	2,315

		6,083

COMPUTERS & PERIPHERALS—2.4%
128,100	Network Appliance Inc.[1]*	4,817

CONSTRUCTION & ENGINEERING—2.2%
24,500	Fluor Corp.[1]	2,024
43,300	Foster Wheeler Ltd.*	2,315

		4,339

CONTAINERS & PACKAGING—1.5%
52,400	Ball Corp.	2,427
24,600	Owens-Illinois Inc.	548

		2,975

DIVERSIFIED FINANCIAL SERVICES—1.2%
70,400	NASDAQ Stock Market Inc.[1]*	2,399

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
80,800	Tele Norte Leste Participacoes SA ADR[1,2]	1,090

ELECTRICAL EQUIPMENT—1.0%
55,500	Suntech Power Holdings Co. Ltd. ADR[1,2]*	2,042

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
59,500	FLIR Systems Inc.[1]*	$1,839
481,500	Kingboard Chemical Holdings Ltd. (HK)*	1,986

		3,825

FOOD PRODUCTS—1.0%
115,500	Tyson Foods Inc. Cl. A1	2,050

HEALTH CARE EQUIPMENT & SUPPLIES—6.2%
3,400	Beckman Coulter Inc.	219
46,500	Dade Behring Holdings Inc.	1,957
59,400	Hologic Inc.[1]*	3,300
31,600	Kyphon Inc.[1]*	1,478
45,100	Mentor Corp.[1]	2,300
71,900	St. Jude Medical Inc.*	3,074

		12,328

HEALTH CARE TECHNOLOGY—1.0%
68,000	IMS Health Inc.[1]	1,963

HOTELS, RESTAURANTS & LEISURE—1.4%
26,300	Ctrip.com International Ltd. ADR[1,2]	1,870
26,600	Pinnacle Entertainment Inc.*	919

		2,789

HOUSEHOLD DURABLES—1.6%
88,100	Jarden Corp.[1]*	3,231

INSURANCE—1.1%
43,500	National Financial Partners Corp.[1]	2,136

INTERNET SOFTWARE & SERVICES—1.6%
17,300	Baidu.com Inc. Sponsored ADR[2]*	2,161
240,200	TENCENT Inc. (HK)	934

		3,095

IT SERVICES—4.9%
26,500	DST Systems Inc.[1]*	1,868
58,700	MoneyGram International Inc.	1,760
94,500	The Western Union Co.*	2,111
98,800	VeriFone Holdings Inc.[1]*	3,949

		9,688

LEISURE EQUIPMENT & PRODUCTS—0.5%
33,700	Marvel Entertainment Inc.[1]*	941

LIFE SCIENCES TOOLS & SERVICES—1.7%
33,800	Charles River Laboratories International Inc.[1]*	1,521
55,600	Pharmaceutical Product Development Inc.	1,918

		3,439

MACHINERY—2.0%
38,200	Dover Corp.	1,895
44,100	Joy Global Inc.[1]	2,049

		3,944

MARINE—1.4%
20,600	American Commercial Lines Inc.[1]*	1,451
36,200	Kirby Corp.[1]*	1,286

		2,737

MEDIA—5.9%
76,800	DreamWorks Animation SKG Cl. A1*	2,164
35,800	Focus Media Holding Ltd. ADR[1,2]*	2,959
458,800	Gemstar-TV Guide International Inc.[1]*	1,854
95,100	Interactive Data Corp.[1]	2,224
13,000	Lamar Advertising Co. Cl. A1*	862
67,000	Live Nation Inc.[1]*	1,654

		11,717

METALS & MINING—1.9%
33,700	Freeport-McMoRan Copper & Gold Inc. Cl. B1	1,938
25,400	Teck Cominco Ltd. Cl. B (CAN)[1]	1,876

		3,814

MULTILINE RETAIL—1.3%
36,500	Kohl’s Corp.[1]*	2,588

OIL, GAS & CONSUMABLE FUELS—4.5%
52,700	Cameco Corp. (CAN)	2,009
70,000	Chesapeake Energy Corp.[1]	2,073
35,600	EOG Resources Inc.	2,461
35,900	Murphy Oil Corp.[1]	1,785
11,100	Ultra Petroleum Corp.*	579

		8,907

PERSONAL PRODUCTS—0.5%
28,500	Herbalife Ltd.[1]*	935

PHARMACEUTICALS—2.5%
100,300	Elan Corp. plc ADR[1,2]*	1,249
131,600	Shionogi & Co. Ltd. (JP)	2,333
43,300	The Medicines Co.[1]*	1,326

		4,908

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
43,400	NVIDIA Corp.[1]*	1,330
77,700	SiRF Technology Holdings Inc.[1]*	2,281
64,473	Soitec SA (FR)*	1,893

		5,504

SOFTWARE—6.2%
222,600	Activision Inc.[1]*	3,791
59,100	Adobe Systems Inc.*	2,297
103,200	Cadence Design Systems Inc.[1]*	1,950
51,000	Red Hat Inc.[1]*	1,159
57,000	Transaction Systems Architects Inc. Cl. A*	2,061
31,100	Verint Systems Inc.*	1,028

		12,286

SPECIALTY RETAIL—2.2%
35,300	The Children’s Place Retail Stores Inc.[1]*	1,914
61,400	Tiffany & Co.[1]	2,410

		4,324

TEXTILES, APPAREL & LUXURY GOODS—1.6%
139,900	Fossil Inc.[1]*	3,149

WIRELESS TELECOMMUNICATION SERVICES—3.3%
46,000	American Tower Corp. Cl. A1*	1,832
39,200	Leap Wireless International Inc.[1]*	2,575
18,500	Millicom International Cellular SA (BEL)[1]*	1,229
12,800	NII Holdings Inc. Cl. B*	945

		6,581

TOTAL COMMON STOCKS (Cost $161,198)		183,584

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—28.9%
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS
$3,641	Repurchase Agreement with Bank of America dated January 31, 2007 due February 1, 2007 at 5.200% collateralized by a U.S. Treasury Bond (market value $3,655)	$3,641

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
53,634,371	Prime Portfolio (1-day yield of 5.260%)	53,634

TOTAL SHORT-TERM INVESTMENTS (Cost $57,275)		57,275

TOTAL INVESTMENTS—121.4% (Cost $218,473)		240,859

CASH AND OTHER ASSETS, LESS LIABILITIES—(21.4)%		(42,478)

TOTAL NET ASSETS—100.0%		$198,381

1	A portion or all of this security was out on loan at January 31, 2007.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

(BEL)	Belgium.

(CAN)	Canada.

(FR)	France.

(HK)	Hong Kong.

(JP)	Japan.
The accompanying notes are an integral part of the portfolio of investments.

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.3%)

Semiconductors & Semiconductor Equipment	8.3
Biotechnology	7.7
Pharmaceuticals	7.5
Software	6.6
Machinery	6.4
Health Care Equipment & Supplies	5.9
Diversified Consumer Services	5.1
Energy Equipment & Services	5.0
Health Care Providers & Services	4.9
Commercial Banks	4.6
Commercial Services & Supplies	4.5
Internet Software & Services	4.2
Communications Equipment	3.2
Oil, Gas & Consumable Fuels	2.9
Airlines	2.8
Hotels, Restaurants & Leisure	2.6
IT Services	2.6
Aerospace & Defense	2.4
Capital Markets	1.9
Trading Companies & Distributors	1.7
Life Sciences Tools & Services	1.6
Textiles, Apparel & Luxury Goods	1.4
Real Estate Investment Trusts (REITs)	1.1
Media	1.0
Construction & Engineering	0.4
Diversified Telecommunication Services	0.4

COMMON STOCKS—96.7%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.4%
881,600	Hexcel Corp.*	$16,962

AIRLINES—2.8%
146,394	Allegiant Travel Co.	4,868
274,400	US Airways Group Inc.*	15,361

		20,229

BIOTECHNOLOGY—7.7%
485,800	Alexion Pharmaceuticals Inc.*	20,195
1,061,500	Human Genome Sciences Inc.*	12,504
346,300	OSI Pharmaceuticals Inc.*	11,781
69,300	Vanda Pharmaceuticals Inc.	2,070
256,400	Vertex Pharmaceuticals Inc.*	9,064

		55,614

CAPITAL MARKETS—1.9%
296,900	Investors Financial Services Corp.	13,886

COMMERCIAL BANKS—4.6%
261,377	East West Bancorp Inc.	10,037
364,300	Signature Bank*	12,062
570,100	UCBH Holdings Inc.	10,689

		32,788

COMMERCIAL SERVICES & SUPPLIES—4.5%
132,675	Corporate Executive Board Co.	12,038
458,800	Knoll Inc.	10,089
235,050	Waste Connections Inc.*	10,241

		32,368

COMMUNICATIONS EQUIPMENT—3.2%
335,100	Dycom Industries Inc.*	7,583
798,400	Foundry Networks Inc.*	11,553
544,200	Sonus Networks Inc.	3,940

		23,076

CONSTRUCTION & ENGINEERING—0.4%
89,900	Perini Corp.	2,717

DIVERSIFIED CONSUMER SERVICES—5.1%
519,379	Corinthian Colleges Inc.	6,783
326,100	Laureate Education Inc.*	19,677
1,419,000	Stewart Enterprises Inc. Cl. A	10,089

		36,549

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
465,500	Vonage Holdings Corp.	2,644

ENERGY EQUIPMENT & SERVICES—5.0%
816,300	Hanover Compressor Co.*	15,795
377,800	Oil States International Inc.*	10,888
314,800	Superior Energy Services Inc.*	9,545

		36,228

HEALTH CARE EQUIPMENT & SUPPLIES—5.9%
497,407	Immucor Inc.*	15,688
281,100	Palomar Medical Technologies Inc.*	13,988
321,606	PolyMedica Corp.	12,877

		42,553

HEALTH CARE PROVIDERS & SERVICES—4.9%
400,300	Gentiva Health Services Inc.*	7,926
362,100	Manor Care Inc.	19,278
294,600	Odyssey HealthCare Inc.*	3,656
384,600	Sun Healthcare Group Inc.	4,738

		35,598

HOTELS, RESTAURANTS & LEISURE—2.6%
244,000	P.F. Chang’s China Bistro Inc.*	9,665
690,818	Texas Roadhouse Inc. Cl. A*	9,354

		19,019

INTERNET SOFTWARE & SERVICES—4.2%
790,400	Openwave Systems Inc.	6,971
2,314,476	SkillSoft plc ADR[1]*	16,086
281,181	Sohu.com Inc. (CHN)*	7,552

		30,609

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—96.7%
		Value
Shares		(000s)

IT SERVICES—2.6%
191,200	CheckFree Corp.*	$7,922
242,900	Global Cash Access Holdings Inc.	3,891
1,155,900	Sapient Corp.*	7,259

		19,072

LIFE SCIENCES TOOLS & SERVICES—1.6%
193,400	Dionex Corp.	11,492

MACHINERY—6.4%
325,032	A.S.V. Inc.*	5,510
270,602	Actuant Corp. Cl. A*	13,473
274,400	Gehl Co.*	7,340
200,200	Greenbrier Cos. Inc.	5,780
455,908	RBC Bearings Inc.*	13,987
102,250	SystemOne Technologies Inc.—Warrants	—[a]

		46,090

MEDIA—1.0%
461,000	Valassis Communications Inc.	7,086

OIL, GAS & CONSUMABLE FUELS—2.9%
308,100	Foundation Coal Holdings Inc.	10,253
274,350	Quicksilver Resources Inc.*	10,881

		21,134

PHARMACEUTICALS—7.5%
919,800	Adolor Corp.	6,429
395,800	Medicis Pharmaceutical Corp. Cl. A	15,013
805,100	MGI PHARMA Inc.*	15,474
443,000	Santarus Inc.	3,083
454,300	The Medicines Co.*	13,911

		53,910

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
411,500	DiamondRock Hospitality Co.	7,757

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.3%
706,200	AMIS Holdings Inc.	7,302
294,650	ATMI Inc.*	9,853
143,900	FormFactor Inc.*	5,849
1,691,200	PMC-Sierra Inc.*	10,655
289,408	Power Integrations Inc.	6,564
248,317	Spansion Inc. Cl. A*	3,186
431,800	Tessera Technologies Inc.*	16,512

		59,921

SOFTWARE—6.6%
252,273	Net 1 UEPS Technologies Inc.	6,837
1,608,000	Nuance Communications Inc.*	18,524
888,300	Quest Software Inc.*	13,262
105,158	Verint Systems Inc.*	3,475
227,100	Witness Systems Inc.*	5,142

		47,240

TEXTILES, APPAREL & LUXURY GOODS—1.4%
724,100	Quiksilver Inc.	10,289

TRADING COMPANIES & DISTRIBUTORS—1.7%
551,000	Interline Brands Inc.*	12,524

TOTAL COMMON STOCKS (Cost $540,093)		697,355

SHORT-TERM INVESTMENTS—2.0%
(Cost $14,709)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.550% collateralized by a Federal Home
$14,709	Loan Bank Note (market value $15,005)	14,709

TOTAL INVESTMENTS—98.7% (Cost $554,802)		712,064

CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		9,162

TOTAL NET ASSETS—100.0%		$721,226

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Fair valued at zero by management.

*	Non-income producing security.
(CHN) China.
The accompanying notes are an integral part of the portfolio of investments.

Harbor Small Company Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 5.2%)

Semiconductors & Semiconductor Equipment	8.4
Health Care Providers & Services	7.0
Internet Software & Services	6.7
Commercial Services & Supplies	6.3
Pharmaceuticals	5.0
Health Care Equipment & Supplies	4.4
Insurance	4.2
Road & Rail	3.9
Software	3.8
Hotels, Restaurants & Leisure	3.5
Machinery	3.3
Electronic Equipment & Instruments	3.2
Auto Components	2.8
Oil, Gas & Consumable Fuels	2.8
Specialty Retail	2.8
Food & Staples Retailing	2.7
Commercial Banks	2.5
Communications Equipment	2.5
Energy Equipment & Services	2.2
Consumer Finance	1.7
Textiles, Apparel & Luxury Goods	1.7
Distributors	1.6
Marine	1.6
Air Freight & Logistics	1.5
Capital Markets	1.5
Trading Companies & Distributors	1.5
Household Durables	1.4
Diversified Financial Services	1.3
Food Products	1.1
Aerospace & Defense	1.0
Computers & Peripherals	0.9

COMMON STOCKS—94.8%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—1.0%
6,635	LMI Aerospace Inc.	$109

AIR FREIGHT & LOGISTICS—1.5%
3,351	Atlas Air Worldwide Holdings Inc.	161

AUTO COMPONENTS—2.8%
5,820	Fuel Systems Solutions Inc.	129
8,000	LKQ Corp.*	172

		301

CAPITAL MARKETS—1.5%
5,890	Penson Worldwide Inc.	158

COMMERCIAL BANKS—2.5%
5,500	Royal Bancshares of Pennsylvania Inc. Cl. A	144
5,295	Vineyard National Bancorp	132

		276

COMMERCIAL SERVICES & SUPPLIES—6.3%
5,775	Barrett Business Services Inc.*	127
2,670	Brady Corp. Cl. A	100
3,000	CRA International Inc.*	162
13,200	Kforce Inc.*	188
8,830	On Assignment Inc.	114

		691

COMMUNICATIONS EQUIPMENT—2.5%
12,190	Radyne Corp.*	127
20,405	Sirenza Microdevices Inc.*	144

		271

COMPUTERS & PERIPHERALS—0.9%
4,155	Electronics For Imaging Inc.*	96

CONSUMER FINANCE—1.7%
4,180	World Acceptance Corp.*	184

DISTRIBUTORS—1.6%
4,810	Keystone Automotive Industries Inc.	172

DIVERSIFIED FINANCIAL SERVICES—1.3%
12,895	Medallion Financial Corp.	146

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.2%
4,806	CyberOptics Corp.*	65
3,185	NovAtel Inc.	131
14,296	TTM Technologies Inc.	153

		349

ENERGY EQUIPMENT & SERVICES—2.2%
2,200	Lufkin Industries Inc.	132
4,830	TETRA Technologies Inc.	112

		244

FOOD & STAPLES RETAILING—2.7%
6,074	Central European Distribution Corp.*	179
3,000	The Andersons Inc.	119

		298

FOOD PRODUCTS—1.1%
10,545	SunOpta Inc. (CAN)*	114

HEALTH CARE EQUIPMENT & SUPPLIES—4.4%
7,905	AngioDynamics Inc.	208
3,600	Cutera Inc.	103
3,500	West Pharmaceutical Services Inc.	170

		481

HEALTH CARE PROVIDERS & SERVICES—7.0%
5,675	Bio-Reference Laboratories Inc.*	130
9,000	HealthSpring Inc.*	177
5,000	inVentiv Health Inc.	176

Harbor Small Company Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
12,860	Option Care Inc.	$170
3,190	VCA Antech Inc.*	107

		760

HOTELS, RESTAURANTS & LEISURE—3.5%
5,700	Monarch Casino & Resort Inc.*	143
4,820	Scientific Games Corp. Cl. A*	150
3,500	Shuffle Master Inc.*	93

		386

HOUSEHOLD DURABLES—1.4%
4,000	Jarden Corp.*	147

INSURANCE—4.2%
6,210	National Interstate Corp.	167
3,000	Navigators Group Inc.*	143
3,000	ProAssurance Corp.*	153

		463

INTERNET SOFTWARE & SERVICES—6.7%
14,910	24/7 Real Media Inc.*	151
6,520	Imergent Inc.	130
9,930	Interwoven Inc.*	156
5,320	j2 Global Communications Inc.*	141
15,710	TheStreet.com Inc.	155

		733

MACHINERY—3.3%
2,030	Actuant Corp. Cl. A*	101
9,425	Flow International Corp.	110
5,550	Gehl Co.*	149

		360

MARINE—1.6%
2,500	American Commercial Lines Inc.*	176

OIL, GAS & CONSUMABLE FUELS—2.8%
7,000	VeraSun Energy Corp.*	120
4,100	World Fuel Services Corp.	188

		308

PHARMACEUTICALS—5.0%
7,300	Noven Pharmaceuticals Inc.*	200
11,810	Obagi Medical Products Inc.	159
7,800	Sciele Pharma Inc.	185

		544

ROAD & RAIL—3.9%
11,000	Celadon Group Inc.*	185
5,995	Genesee & Wyoming Inc. Cl. A*	169
4,918	Marten Transport Ltd.*	75

		429

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.4%
1,655	Cymer Inc.*	70
3,895	Diodes Inc.*	143
21,715	ON Semiconductor Corp.*	182
5,000	Rudolph Technologies Inc.*	78
13,852	Silicon Image Inc.*	167
8,635	Silicon Motion Technology Corp. ADR[1]*	159
5,665	Trident Microsystems Inc.	118

		917

SOFTWARE—3.8%
13,580	Radiant Systems Inc.	153
9,500	Sonic Solutions*	175
5,471	Synchronoss Technologies Inc.	84

		412

SPECIALTY RETAIL—2.8%
5,400	Jos. A. Bank Clothiers Inc.*	167
10,285	United Retail Group Inc.	135

		302

TEXTILES, APPAREL & LUXURY GOODS—1.7%
3,700	Crocs Inc.*	186

TRADING COMPANIES & DISTRIBUTORS—1.5%
6,639	UAP Holding Corp.	166

TOTAL COMMON STOCKS (Cost $9,640)		10,340

SHORT-TERM INVESTMENTS—3.5%
(Cost $380)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$380	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $392)	380

TOTAL INVESTMENTS—98.3% (Cost $10,020)		10,720

CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		190

TOTAL NET ASSETS—100.0%		$10,910

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

(CAN)	Canada.
The accompanying notes are an integral part of the portfolio of investments.

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of -6.5%)

Oil, Gas & Consumable Fuels	11.1
Media	9.7
Diversified Financial Services	8.8
Industrial Conglomerates	7.1
Capital Markets	6.1
Pharmaceuticals	5.7
Aerospace & Defense	5.3
Food & Staples Retailing	5.3
Insurance	4.5
Thrifts & Mortgage Finance	4.1
Consumer Finance	4.0
Health Care Providers & Services	4.0
Commercial Services & Supplies	3.5
Electric Utilities	3.2
Construction Materials	3.1
Specialty Retail	3.1
Office Electronics	2.8
IT Services	2.7
Computers & Peripherals	2.6
Health Care Equipment & Supplies	2.5
Software	2.2
Hotels, Restaurants & Leisure	1.9
Electrical Equipment	1.7
Energy Equipment & Services	1.5

COMMON STOCKS—106.5%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—5.3%
430,100	Honeywell International Inc.	$19,651
343,100	United Technologies Corp.	23,338

		42,989

CAPITAL MARKETS—6.1%
197,700	Merrill Lynch & Co. Inc.	18,497
368,400	Morgan Stanley	30,500

		48,997

COMMERCIAL SERVICES & SUPPLIES—3.5%
580,700	Pitney Bowes Inc.	27,798

COMPUTERS & PERIPHERALS—2.6%
207,660	International Business Machines Corp.	20,589

CONSTRUCTION MATERIALS—3.1%
702,400	CEMEX S.A.B. de C.V. ADR[1]	24,851

CONSUMER FINANCE—4.0%
403,798	Capital One Financial Corp.	32,465

DIVERSIFIED FINANCIAL SERVICES—8.8%
664,700	Bank of America Corp.	34,950
652,812	Citigroup Inc.	35,989

		70,939

ELECTRIC UTILITIES—3.2%
428,900	Exelon Corp.	25,730

ELECTRICAL EQUIPMENT—1.7%
304,240	Emerson Electric Co.	13,682

ENERGY EQUIPMENT & SERVICES—1.5%
177,030	Baker Hughes Inc.	12,220

FOOD & STAPLES RETAILING—5.3%
1,264,670	CVS Corp.	42,556

HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
1,111,800	Boston Scientific Corp.*	20,513

HEALTH CARE PROVIDERS & SERVICES—4.0%
319,010	McKesson Corp.	17,785
282,890	UnitedHealth Group Inc.	14,784

		32,569

HOTELS, RESTAURANTS & LEISURE—1.9%
478,360	Wyndham Worldwide Corp.*	14,925

INDUSTRIAL CONGLOMERATES—7.1%
937,900	General Electric Co.	33,811
738,070	Tyco International Ltd.	23,530

		57,341

INSURANCE—4.5%
528,800	American International Group Inc.	36,196

IT SERVICES—2.7%
889,770	First Data Corp.	22,120

MEDIA—9.7%
891,860	Comcast Corp. Special Cl. A*	38,760
1,801,700	Time Warner Inc.	39,403

		78,163

OFFICE ELECTRONICS—2.8%
1,304,820	Xerox Corp.*	22,443

OIL, GAS & CONSUMABLE FUELS—11.1%
461,400	Chevron Corp.	33,627
375,850	ConocoPhillips	24,960
438,900	Devon Energy Corp.	30,762

		89,349

PHARMACEUTICALS—5.7%
561,700	Abbott Laboratories	29,770
612,300	Pfizer Inc.	16,067

		45,837

SOFTWARE—2.2%
999,380	Symantec Corp.*	17,699

SPECIALTY RETAIL—3.1%
738,480	Lowe’s Cos. Inc.	24,894

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

THRIFTS & MORTGAGE FINANCE—4.1%
738,140	Washington Mutual Inc.	$32,914

TOTAL COMMON STOCKS (Cost $677,722)		857,779

SHORT-TERM INVESTMENTS—2.4%
(Cost $19,288)
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS
$19,288	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $19,680)	19,288

TOTAL INVESTMENTS—108.9% (Cost $697,010)		877,067

CASH AND OTHER ASSETS, LESS LIABILITIES—(8.9)%		(71,504)

TOTAL NET ASSETS—100.0%		$805,563

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 2.4%)

Insurance	8.0
Real Estate Investment Trusts (REITs)	7.1
Chemicals	6.5
Multi-Utilities	6.0
Commercial Banks	5.7
Household Durables	5.0
Electric Utilities	4.4
Machinery	4.3
Oil, Gas & Consumable Fuels	4.2
Semiconductors & Semiconductor Equipment	3.3
Thrifts & Mortgage Finance	2.7
Media	2.4
Textiles, Apparel & Luxury Goods	2.3
Leisure Equipment & Products	2.2
Road & Rail	2.2
Health Care Providers & Services	2.0
Specialty Retail	2.0
Beverages	1.9
Food Products	1.8
Commercial Services & Supplies	1.7
Consumer Finance	1.6
Electronic Equipment & Instruments	1.5
IT Services	1.5
Metals & Mining	1.5
Auto Components	1.3
Diversified Financial Services	1.3
Computers & Peripherals	1.2
Food & Staples Retailing	1.2
Airlines	1.1
Gas Utilities	1.1
Hotels, Restaurants & Leisure	1.1
Building Products	1.0
Energy Equipment & Services	0.9
Pharmaceuticals	0.9
Capital Markets	0.7
Diversified Telecommunication Services	0.7
Office Electronics	0.7
Paper & Forest Products	0.6
Aerospace & Defense	0.5
Multiline Retail	0.5
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Household Products	0.2
Tobacco	0.2

COMMON STOCKS—97.6%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—0.5%
4,700	Goodrich Corp.[1]	$230

AIRLINES—1.1%
4,400	Alaska Air Group Inc.[1]*	189
36,300	ExpressJet Holdings Inc.[1]*	283

		472

AUTO COMPONENTS—1.3%
3,600	Autoliv Inc. (SW)	217
9,000	Goodyear Tire & Rubber Co.[1]*	222
5,300	Tenneco Automotive Inc.	124

		563

BEVERAGES—1.9%
19,000	Coca-Cola Enterprises Inc.[1]	390
3,500	Molson Coors Brewing Co. Cl. B	283
7,700	PepsiAmericas Inc.[1]	169

		842

BUILDING PRODUCTS—1.0%
13,300	Masco Corp.[1]	426

CAPITAL MARKETS—0.7%
2,300	A.G. Edwards Inc.	152
1,100	Bear Stearns Cos. Inc.	182

		334

CHEMICALS—6.5%
12,700	A. Schulman Inc.[1]	265
4,800	Eastman Chemical Co.[1]	281
6,000	Georgia Gulf Corp.[1]	125
7,200	Lubrizol Corp.	371
17,500	Olin Corp.[1]	295
8,600	PPG Industries Inc.	570
11,000	Rohm & Haas Co.	573
15,100	Valspar Corp.	425

		2,905

COMMERCIAL BANKS—5.7%
13,200	Comerica Inc.[1]	783
26,300	Huntington Bancshares Inc.[1]	612
12,300	KeyCorp	470
2,600	Popular Inc.	47
7,181	Regions Financial Corp.	260
4,300	UnionBanCal Corp.	278
3,100	United Bankshares Inc.[1]	113

		2,563

COMMERCIAL SERVICES & SUPPLIES—1.7%
18,000	IKON Office Solutions Inc.	268
5,200	John H. Harland Co.[1]	262
11,100	Steelcase Inc. Cl. A	218

		748

COMPUTERS & PERIPHERALS—1.2%
5,500	Lexmark International Inc. Cl. A1	347
10,100	Western Digital Corp.[1]	198

		545

CONSUMER FINANCE—1.6%
5,701	Advanta Corp. Cl. B	265
15,900	AmeriCredit Corp.[1]*	431

		696

CONTAINERS & PACKAGING—0.3%
1,300	Greif Inc. Cl. A	149

DIVERSIFIED FINANCIAL SERVICES—1.3%
9,500	CIT Group Inc.	560

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
6,500	CenturyTel Inc.[1]	$291

ELECTRIC UTILITIES—4.4%
13,400	American Electric Power Company Inc.	583
5,200	Edison International	234
21,200	Pepco Holdings Inc.	542
12,700	Pinnacle West Capital Corp.[1]	620

		1,979

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
27,700	Sanmina-SCI Corp.[1]*	97
34,100	Solectron Corp.[1]*	111
7,800	Technitrol Inc.	172
23,300	Vishay Intertechnology Inc.*	306

		686

ENERGY EQUIPMENT & SERVICES—0.9%
7,800	Tidewater Inc.	402

FOOD & STAPLES RETAILING—1.2%
5,000	BJ’s Wholesale Club Inc.	153
4,500	Safeway Inc.[1]*	162
6,055	SUPERVALU Inc.[1]	230

		545

FOOD PRODUCTS—1.8%
28,600	Del Monte Foods Co.	328
3,600	Pilgrim’s Pride Corp.[1]	114
100	Seaboard Corp.[1]	193
8,300	Tyson Foods Inc. Cl. A1	147

		782

GAS UTILITIES—1.1%
5,100	National Fuel Gas Co.[1]	207
8,300	WGL Holdings Inc.[1]	263

		470

HEALTH CARE PROVIDERS & SERVICES—2.0%
10,500	Apria Healthcare Group Inc.[1]	292
2,300	CIGNA Corp.	305
3,600	Kindred Healthcare Inc.[1]*	103
3,300	Universal Health Services Inc. Cl. B	191

		891

HOTELS, RESTAURANTS & LEISURE—1.1%
17,700	Ruby Tuesday Inc.[1]	506

HOUSEHOLD DURABLES—5.0%
7,700	American Greetings Corp. Cl. A1	185
5,000	Beazer Homes USA Inc.[1]	218
5,600	Black & Decker Corp.	489
9,100	Blyth Inc.[1]	189
11,500	Ethan Allen Interiors Inc.[1]	433
4,900	Furniture Brands International Inc.[1]	82
3,400	Stanley Works[1]	195
8,200	Tupperware Corp.[1]	191
2,900	Whirlpool Corp.[1]	265

		2,247

HOUSEHOLD PRODUCTS—0.2%
1,300	Energizer Holdings Inc.[1]*	111

INSURANCE—8.0%
5,400	Cincinnati Financial Corp.	241
6,900	Horace Mann Educators Corp.	137
2,300	LandAmerica Financial Group Inc.[1]	145
6,911	Lincoln National Corp.	464
6,500	MBIA Inc.[1]	467
10,900	Nationwide Financial Services Inc. Cl. A1	596
3,900	Principal Financial Group*	240
5,600	Protective Life Corp.	274
12,400	Safeco Corp.	794
4,200	StanCorp Financial Group Inc.	201

		3,559

IT SERVICES—1.5%
8,900	Computer Sciences Corp.[1]*	467
6,700	Sabre Holdings Corp. Cl. A1	216

		683

LEISURE EQUIPMENT & PRODUCTS—2.2%
6,200	Eastman Kodak Co.[1]	160
20,000	Hasbro Inc.[1]	568
11,000	Mattel Inc.	268

		996

MACHINERY—4.3%
8,400	AGCO Corp.[1]*	285
5,100	Albany International Corp. Cl. A1	173
2,000	Cummins Inc.[1]	269
7,900	Navistar International Corp.[1]*	350
7,400	Parker Hannifin Corp.	612
3,200	SPX Corp.[1]	225

		1,914

MEDIA—2.4%
14,700	Belo Corp. Cl. A1	275
6,200	Gannett Inc.	360
12,000	Sinclair Broadcast Group Inc. Cl. A1	141
6,900	Tribune Co.[1]	211
10,200	Westwood One Inc.[1]	71

		1,058

METALS & MINING—1.5%
5,600	Nucor Corp.[1]	362
3,800	United States Steel Corp.	317

		679

MULTI-UTILITIES—6.0%
13,700	Alliant Energy Corp.[1]	498
18,000	CenterPoint Energy Inc.[1]	311
5,700	DTE Energy Co.[1]	264
13,200	Energy East Corp.[1]	317
11,200	NiSource Inc.[1]	267
5,600	NSTAR[1]	187
9,700	Puget Energy Inc.[1]	238
15,500	TECO Energy Inc.	263
14,100	Xcel Energy Inc.[1]	329

		2,674

MULTILINE RETAIL—0.5%
3,000	J.C. Penney Co. Inc.[1]	244

OFFICE ELECTRONICS—0.7%
17,400	Xerox Corp.*	299

OIL, GAS & CONSUMABLE FUELS—4.2%
7,200	Hess Corp.	389
1,600	Houston Exploration Co.*	84
3,600	Overseas Shipholding Group Inc.[1]	224
9,100	Sunoco Inc.	574
3,200	Swift Energy Co.*	142
5,600	Tesoro Petroleum Corp.[1]*	461

		1,874

PAPER & FOREST PRODUCTS—0.6%
8,500	MeadWestvaco Corp.	256

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

PHARMACEUTICALS—0.9%
21,800	King Pharmaceuticals Inc.[1]	$389

REAL ESTATE INVESTMENT TRUSTS (REITs)—7.1%
23,300	Anthracite Capital Inc.	319
7,500	Entertainment Properties Trust[1]	487
2,100	First Industrial Realty Trust Inc.[1]	99
10,800	Friedman, Billings, Ramsey Group Inc. Cl. A1	85
9,500	Hospitality Properties Trust[1]	464
18,200	HRPT Properties Trust[1]	237
23,900	Impac Mortgage Holdings Inc.	206
10,700	Innkeepers USA Trust[1]	175
10,400	Newcastle Investment Corp.	337
5,600	Plum Creek Timber Co. Inc.	225
5,200	RAIT Investment Trust[1]	194
9,000	Ramco-Gershenson Properties Trust[1]	337

		3,165

ROAD & RAIL—2.2%
8,000	CSX Corp.[1]	294
15,300	Laidlaw International Inc.	455
5,300	YRC Worldwide Inc.[1]	235

		984

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
26,000	AMIS Holdings Inc.[1]	269
9,200	Analog Devices Inc.	301
9,900	LSI Logic Corp.[1]*	93
14,700	Novellus Systems Inc.[1]*	453
43,600	RF Micro Devices Inc.	337

		1,453

SPECIALTY RETAIL—2.0%
1,400	Barnes & Noble Inc.	55
4,300	Borders Group Inc.[1]	90
4,000	Sherwin-Williams Co.	276
7,700	Sonic Automotive Inc. Cl. A	241
6,600	Stage Stores Inc.	212

		874

TEXTILES, APPAREL & LUXURY GOODS—2.3%
12,900	Jones Apparel Group Inc.	440
5,300	Kellwood Co.[1]	174
3,800	Liz Claiborne Inc.[1]	169
3,200	VF Corp.	243

		1,026

THRIFTS & MORTGAGE FINANCE—2.7%
3,000	Downey Financial Corp.[1]	215
4,200	IndyMac Bancorp Inc.[1]	163
8,400	MGIC Investment Corp.[1]	518
4,800	Radian Group Inc.	289

		1,185

TOBACCO—0.2%
1,600	Reynolds American Inc.[1]	103

TRADING COMPANIES & DISTRIBUTORS—0.3%
6,100	United Rentals Inc.[1]	157

TOTAL COMMON STOCKS (Cost $37,861)		43,515

SHORT-TERM INVESTMENTS—31.7%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$1,729	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $15,004)	1,729

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
12,399,769	Prime Portfolio (1-day yield of 5.260%)	12,400

TOTAL SHORT-TERM INVESTMENTS (Cost $14,129)		14,129

TOTAL INVESTMENTS—129.3% (Cost $51,990)		57,644

CASH AND OTHER ASSETS, LESS LIABILITIES—(29.3)%		(13,062)

TOTAL NET ASSETS—100.0%		$44,582

1	A portion or all of this security was out on loan at January 31, 2007.

*	Non-income producing security.

(SW)	Sweden.
The accompanying notes are an integral part of the portfolio of investments.

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 2.5%)

Capital Markets	8.5
Insurance	8.1
Machinery	7.3
Household Durables	6.8
Electronic Equipment & Instruments	6.7
Health Care Providers & Services	6.7
Life Sciences Tools & Services	6.2
Oil, Gas & Consumable Fuels	6.0
IT Services	4.2
Commercial Services & Supplies	4.0
Aerospace & Defense	3.9
Hotels, Restaurants & Leisure	3.1
Commercial Banks	2.9
Textiles, Apparel & Luxury Goods	2.9
Chemicals	2.7
Thrifts & Mortgage Finance	2.7
Energy Equipment & Services	2.4
Specialty Retail	2.1
Multi-Utilities	1.9
Gas Utilities	1.6
Construction & Engineering	1.4
Construction Materials	1.3
Trading Companies & Distributors	1.1
Diversified Financial Services	0.9
Health Care Equipment & Supplies	0.8
Automobiles	0.6
Consumer Finance	0.6
Pharmaceuticals	0.1

COMMON STOCKS—97.5%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—3.9%
19,900	AAR Corp.	$593
2,077,700	Hexcel Corp.[1]*	39,975
1,025,398	Moog Inc. Cl. A1*	39,980

		80,548

AUTOMOBILES—0.6%
349,800	Winnebago Industries Inc.[1]	11,732

CAPITAL MARKETS—8.5%
1,157,400	Calamos Asset Management Inc. Cl. A1	31,701
1,353,173	Eaton Vance Corp.[1]	46,414
1,576,300	Jefferies Group Inc.[1]	46,438
1,601,268	Raymond James Financial Inc.[1]	51,112

		175,665

CHEMICALS—2.7%
774,900	Scotts Miracle-Gro Co. Cl. A1	41,511
538,100	Valspar Corp.[1]	15,164

		56,675

COMMERCIAL BANKS—2.9%
453,179	Oriental Financial Group Inc.[1]	5,810
918,800	Pacific Capital Bancorp[1]	29,365
769,800	Sterling Financial Corp.[1]	25,534

		60,709

COMMERCIAL SERVICES & SUPPLIES—4.0%
510,202	Administaff Inc.[1]	20,888
2,966,600	Allied Waste Industries Inc.[1]*	37,943
612,038	School Specialty Inc.[1]*	23,839

		82,670

CONSTRUCTION & ENGINEERING—1.4%
679,200	URS Corp.*	29,185

CONSTRUCTION MATERIALS—1.3%
1,230,861	Headwaters Inc.[1]*	27,965

CONSUMER FINANCE—0.6%
63,100	Student Loan Corp.[1]	12,652

DIVERSIFIED FINANCIAL SERVICES—0.9%
1,207,900	Asset Acceptance Capital Corp.[1]*	18,638

ELECTRONIC EQUIPMENT & INSTRUMENTS—6.7%
862,500	Benchmark Electronics Inc.[1]*	19,536
1,219,202	Checkpoint Systems Inc.[1]*	22,909
1,587,318	FLIR Systems Inc.[1]*	49,064
410,311	Itron Inc.[1]	23,650
6,496,600	Sanmina-SCI Corp.[1]*	22,738

		137,897

ENERGY EQUIPMENT & SERVICES—2.4%
1,258,585	Oceaneering International Inc.[1]*	49,676

GAS UTILITIES—1.6%
786,700	ONEOK Inc.[1]	33,757

HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
338,879	The Cooper Companies Inc.[1]	16,165

HEALTH CARE PROVIDERS & SERVICES—6.7%
1,142,300	AMERIGROUP Corp.[1]*	41,420
1,034,200	Centene Corp.[1]*	25,772
784,762	Healthways Inc.[1]*	35,636
981,800	Sunrise Senior Living Inc.[1]*	35,109

		137,937

HOTELS, RESTAURANTS & LEISURE—3.1%
1,051,498	Brinker International Inc.[1]	33,175
1,362,291	Sonic Corp.[1]*	30,256

		63,431

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HOUSEHOLD DURABLES—6.8%
78,400	Harman International Industries Inc.	$7,414
915,396	Hovnanian Enterprises Inc. Cl. A1*	30,474
703,400	Meritage Home Corp.[1]*	31,266
712,000	Snap-on Inc.[1]	34,326
1,353,660	Standard Pacific Corp.[1]	37,144

		140,624

INSURANCE—8.1%
1,061,597	Delphi Financial Group Inc.[1]	41,869
1,322,399	Philadelphia Consolidated Holding Corp.[1]*	59,587
335,100	Protective Life Corp.	16,397
981,200	State Auto Financial Corp.[1]	31,575
555,200	United Fire & Casualty Co.[1]	18,794

		168,222

IT SERVICES—4.2%
1,522,400	Global Payments Inc.[1]	57,486
986,400	MoneyGram International Inc.[1]	29,582

		87,068

LIFE SCIENCES TOOLS & SERVICES—6.2%
995,800	Covance Inc.[1]*	61,391
1,962,586	Pharmaceutical Product Development Inc.[1]	67,709

		129,100

MACHINERY—7.3%
849,600	Bucyrus International Inc. Cl. A1	39,430
495,600	Harsco Corp.	42,562
766,650	Joy Global Inc.[1]	35,626
1,132,900	Timken Co.	32,413

		150,031

MULTI-UTILITIES—1.9%
1,269,200	PNM Resources Inc.[1]	38,685

OIL, GAS & CONSUMABLE FUELS—6.0%
1,361,000	Cabot Oil & Gas Corp.[1]	88,274
53,400	Houston Exploration Co.[1]*	2,794
736,400	Swift Energy Co.[1]*	32,652

		123,720

PHARMACEUTICALS—0.1%
28,750	Barr Pharmaceuticals Inc.*	1,539

SPECIALTY RETAIL—2.1%
930,900	Aaron Rents Inc. Cl. B1	27,480
1,115,863	Stein Mart Inc.[1]	15,076

		42,556

TEXTILES, APPAREL & LUXURY GOODS—2.9%
1,096,900	Phillips-Van Heusen Corp.[1]	60,494

THRIFTS & MORTGAGE FINANCE—2.7%
500,400	Accredited Home Lenders Holding Co.[1]*	13,896
872,550	Astoria Financial Corp.[1]	25,819
565,100	BankUnited Financial Corp.[1]	15,591

		55,306

TRADING COMPANIES & DISTRIBUTORS—1.1%
458,884	Watsco Inc.[1]	23,412

TOTAL COMMON STOCKS (Cost $1,644,383)		2,016,059

SHORT-TERM INVESTMENTS—30.5%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$38,927	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $39,712)	38,927

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
591,591,377	Prime Portfolio (1-day yield of 5.260%)	591,591

TOTAL SHORT-TERM INVESTMENTS (Cost $630,518)		630,518

TOTAL INVESTMENTS—128.0% (Cost $2,274,901)		2,646,577

CASH AND OTHER ASSETS, LESS LIABILITIES—(28.0)%		(578,876)

TOTAL NET ASSETS—100.0%		$2,067,701

1	A portion or all of this security was out on loan at January 31, 2007.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

Harbor International Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 1.7%)

Japan (JP)	14.2
France (FR)	12.6
Switzerland (SWS)	11.9
United Kingdom (UK)	10.9
Germany (GER)	9.5
Brazil (BR)	6.8
Sweden (SW)	5.4
Malaysia (MAL)	4.2
China (CHN)	3.8
Singapore (SGP)	2.6
Hong Kong (HK)	2.3
Denmark (DEN)	2.2
Australia (AUS)	2.1
Netherlands (NET)	1.9
Finland (FIN)	1.8
Spain (SP)	1.7
Norway (NOR)	1.4
Italy (IT)	1.1
Austria (AUT)	1.0
South Africa (S. AFR)	0.5
India (IND)	0.4

COMMON STOCKS—92.6%
		Value
Shares		(000s)

AIRLINES—3.8%
2,769,000	Air France-KLM SA (FR)	$124,878
101,885,000	Cathay Pacific Airways Ltd. (HK)	264,244
7,117,000	Deutsche Lufthansa AG—Registered (GER)	200,289
67,200,000	Japan Airlines Corp. (JP)	142,276

		731,687

AUTO COMPONENTS—2.7%
2,027,000	Continental AG (GER)	246,620
2,992,345	Michelin (CGDE) Cl. B (FR)	274,763

		521,383

AUTOMOBILES—2.1%
2,630,700	Peugeot SA (FR)	173,322
3,667,000	Toyota Motor Corp. (JP)	241,368

		414,690

BEVERAGES—1.7%
17,132,291	Diageo plc (UK)	334,377

BUILDING PRODUCTS—3.9%
16,425,000	Asahi Glass Co. Ltd. (JP)	217,150
10,595,000	ASSA ABLOY Ab Series B (SW)	233,086
3,143,724	Compagnie de Saint-Gobain (FR)	298,024

		748,260

CAPITAL MARKETS—3.1%
15,629,000	Nomura Holdings Inc. (JP)	319,876
4,334,376	UBS AG (SWS)	272,466

		592,342

CHEMICALS—2.4%
4,224,470	Linde AG (GER)	454,799

COMMERCIAL BANKS—13.1%
17,672,629	Banco Santander Central Hispano SA—Registered (SP)	336,060
25,538,000	Bank of Yokohama Ltd. (JP)	207,279
7,447,000	Commerzbank AG (GER)	316,061
20,715,000	DBS Group Holdings Ltd. (SGP)	297,377
2,357,000	Erste Bank der oesterreichischen Sparkassen AG (AUT)	184,232
5,034,065	HSBC Holdings plc (UK)	91,725
57,600,000	Malayan Banking Berhad (MAL)	207,715
18,500	Mitsubishi UFJ Financial Group Inc. (JP)	224,478
9,538,060	Standard Chartered plc (UK)	275,168
19,300,000	Sumitomo Trust and Banking Co. Ltd. (JP)	207,568
16,174,842	United Overseas Bank Ltd. (SGP)	199,553

		2,547,216

COMMUNICATIONS EQUIPMENT—1.5%
484,360	Ericsson (LM) Tel Ab Cl. B ADR (SW)[1]	19,273
66,506,218	Ericsson (LM) Tel Ab Series B (SW)	264,649

		283,922

CONSTRUCTION MATERIALS—1.7%
3,403,181	Holcim Ltd.—Registered (SWS)	338,348

CONSUMER FINANCE—1.4%
970,000	ORIX Corp. (JP)	279,942

DIVERSIFIED FINANCIAL SERVICES—2.9%
4,671,007	ING Groep NV (NET)	205,220
14,325,000	Investor Ab Cl. B (SW)	348,162

		553,382

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
36,750,000	Telekom Malaysia Berhad (MAL)	108,319

ELECTRICAL EQUIPMENT—4.3%
31,400,000	ABB Ltd. (SWS)	559,147
2,310,000	Schneider Electric SA (FR)	280,274

		839,421

FOOD PRODUCTS—2.8%
22,155,330	Cadbury Schweppes plc (UK)	251,255
787,000	Nestle SA—Registered (SWS)	289,174

		540,429

HOTELS, RESTAURANTS & LEISURE—3.9%
4,470,357	Accor SA (FR)	371,923
26,400,000	Genting Berhad (MAL)	286,898
22,200,000	Resorts World Berhad (MAL)	98,808

		757,629

HOUSEHOLD DURABLES—0.8%
3,203,300	Sony Corp. (JP)	147,953

INDUSTRIAL CONGLOMERATES—0.6%
50,500,000	Sime Darby Berhad (MAL)	117,917

INSURANCE—6.5%
1,481,000	Allianz AG—Registered (GER)	296,655
7,443,284	AXA (FR)	315,646
109,350,000	China Life Insurance Co. Ltd. (CHN)	321,847

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INSURANCE—Continued
1,557,000	Munchener Ruckversicherungs-Gesellschaft AG (Munich Re)—Registered (GER)	$246,869
18,000,000	Ping An Insurance Company of China Ltd. (CHN)	87,006

		1,268,023

MACHINERY—2.3%
5,210,000	Atlas Copco Ab Series A (SW)	179,364
2,794,000	Fanuc Ltd. (JP)	259,849

		439,213

MARINE—0.3%
5,429	A.P. Moller Maersk A/ S Series B (DEN)	54,961

MEDIA—0.9%
6,120,000	JCDecaux SA (FR)	182,559

METALS & MINING—5.0%
2,166,125	Anglo American plc (UK)	101,160
9,587,480	Anglo American plc ADR (UK)[1]	223,868
1,883,000	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	88,501
21,325,484	BHP Billiton (AUS)	401,627
2,983,771	Rio Tinto plc—Registered (UK)	161,054

		976,210

OFFICE ELECTRONICS—1.6%
5,797,500	Canon Inc. (JP)	305,950

OIL, GAS & CONSUMABLE FUELS—8.8%
17,033,662	BG Group plc (UK)	225,042
21,842,923	BP plc (UK)	231,030
403,000,000	China Petroleum & Chemical Corp (Sinopec Corp.) (CHN)	336,558
6,857,700	Eni SpA (IT)	221,027
617,061	Royal Dutch Shell plc Cl. A (UK)	20,825
25,285	Royal Dutch Shell plc Cl. A (NET)	857
2,365,000	Royal Dutch Shell plc Cl. A ADR (NET)[1]	161,411
10,095,000	Statoil ASA (NOR)	271,206
3,370,976	TOTAL SA (FR)	229,130

		1,697,086

PAPER & FOREST PRODUCTS—2.9%
3,740,000	Aracruz Celulose SA ADR (BR)[1]	207,159
6,125,000	Stora Enso Oyj (FIN)	102,647
9,955,000	UPM-Kymmene Corp. (FIN)	255,272

		565,078

PERSONAL PRODUCTS—2.1%
1,895,000	L’Oreal SA (FR)	200,272
9,645,000	Shiseido Co. Ltd. (JP)	205,125

		405,397

PHARMACEUTICALS—4.6%
4,886,690	Novartis AG—Registered (SWS)	281,753
4,228,100	Novo Nordisk A/ S Series B (DEN)	364,850
1,305,000	Roche Holding Ltd. (SWS)	245,795

		892,398

TEXTILES, APPAREL & LUXURY GOODS—1.6%
5,670,800	Compagnie Financiere Richemont AG Cl. A (SWS)	317,941
10,835,055	Nova America SA (BR)*	— [a]

		317,941

THRIFTS & MORTGAGE FINANCE—0.4%
2,260,000	Housing Development Finance Corp. (IND)	85,852

TOBACCO—1.0%
6,237,561	British American Tobacco plc (UK)	189,908

TRANSPORTATION INFRASTRUCTURE—0.4%
922,123	Fraport AG Frankfurt Airport Services Worldwide (GER)	70,924

WIRELESS TELECOMMUNICATION SERVICES—0.9%
19,525,000	China Mobile (Hong Kong) Ltd. (HK)	179,747
45,069	China Mobile (Hong Kong) Ltd. ADR (HK)[1]	2,080

		181,827

TOTAL COMMON STOCKS (Cost $10,210,709)		17,945,343

PREFERRED STOCKS—5.7%
COMMERCIAL BANKS—1.8%
8,694,768	Banco Bradesco SA (BR)	353,227

METALS & MINING—1.7%
11,448,000	Companhia Vale do Rio Doce Cl. A (BR)	323,382

OIL, GAS & CONSUMABLE FUELS—2.2%
19,377,900	Petroleo Brasileiro SA—PETROBRAS (BR)	427,599

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[a]

TOTAL PREFERRED STOCKS (Cost $193,810)		1,104,208

SHORT-TERM INVESTMENTS—2.3%
Principal
Amount
(000s)

COMMERCIAL PAPER
	American Express Credit Corp. Yrs. 1&2
$42,157	5.150%—02/06/2007	42,157
	ChevronTexaco Funding Corp.
27,915	5.220%—02/05/2007	27,915
	Citigroup Funding Inc.
27,915	5.210%—02/02/2007	27,915
41,751	5.230%—02/06/2007	41,751
41,750	5.240%—02/05/2007	41,750

		111,416

	General Electric Capital Corp.
30,004	5.210%—02/01/2007	30,004
90,722	5.230%—02/01/2007 – 02/07/2007	90,722

		120,726

	Prudential Funding Corp.
48,849	5.200%—02/06/2007	48,849
83,908	5.210%—02/02/2007 – 02/07/2007	83,908

		132,757

TOTAL SHORT-TERM INVESTMENTS (Cost $434,971)		434,971

TOTAL INVESTMENTS—100.6% (Cost $10,839,490)		19,484,522

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(106,678)

TOTAL NET ASSETS—100.0%		$19,377,844

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Fair valued at zero by management.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 5.6%)

Switzerland (SWS)	15.8
United Kingdom (UK)	15.6
Japan (JP)	12.3
France (FR)	9.4
Hong Kong (HK)	7.8
Mexico (MEX)	5.5
Australia (AUS)	4.8
Italy (IT)	4.5
Germany (GER)	3.7
Sweden (SW)	3.2
Austria (AUT)	3.1
Brazil (BR)	2.9
Canada (CAN)	2.0
China (CHN)	1.5
India (IND)	1.3
Singapore (SGP)	1.0

COMMON STOCKS—94.4%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.7%
2,078,980	BAE SYSTEMS plc (UK)	$17,135

AUTO COMPONENTS—3.4%
180,631	Continental AG (GER)	21,977

AUTOMOBILES—3.0%
286,200	Toyota Motor Corp. (JP)	18,838

BEVERAGES—2.1%
660,301	Diageo plc (UK)	12,887
3,089	Fomento Economico Mexicano, S.A. de C.V. ADR (MEX)[1]	371

		13,258

BIOTECHNOLOGY—1.8%
212,592	CSL Ltd. (AUS)	11,511

BUILDING PRODUCTS—1.7%
33,441	Compagnie de Saint-Gobain (FR)	3,170
222,777	Daikin Industries Ltd. (JP)	7,392

		10,562

CAPITAL MARKETS—8.1%
297,185	Macquarie Bank Ltd. (AUS)	18,719
1,290,324	Man Group plc (UK)	13,610
306,960	UBS AG (SWS)	19,296

		51,625

CHEMICALS—3.7%
13,890	Linde AG (GER)	1,488
135,967	Lonza Group Ltd.—Registered (SWS)	12,894
50,600	Syngenta AG—Registered (SWS)	9,365

		23,747

COMMERCIAL BANKS—17.8%
3,755,630	Banca Intesa SpA (IT)	28,391
253,199	Erste Bank der oesterreichischen Sparkassen AG (AUT)	19,791
187,458	ICICI Bank Ltd. ADR (IND)[1]	8,276
15,914,000	Industrial & Commercial Bank of China Cl. B (CHN)	9,254
963,000	Mitsui Trust Holdings, Inc. (JP)	10,589
836	Mizuho Financial Group Inc. (JP)	6,049
401,457	Royal Bank of Scotland Group plc (UK)	16,172
155,105	Unibanco Holdings SA GDR (BR)[2]	14,709

		113,231

COMMUNICATIONS EQUIPMENT—3.2%
516,618	Ericsson (LM) Tel Ab Cl. B ADR (SW)[1]	20,556

CONSTRUCTION MATERIALS—2.9%
467,019	CEMEX SA de C.V. ADR (MEX)[1]	16,523
21,509	Holcim Ltd.—Registered (SWS)	2,139

		18,662

ELECTRICAL EQUIPMENT—1.5%
549,246	ABB Ltd. (SWS)	9,780

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.8%
214,000	Nippon Electric Glass Co. Ltd. (JP)	5,122

FOOD & STAPLES RETAILING—3.1%
146,427	Shoppers Drug Mart Corp. (CAN)	6,259
1,633,768	Tesco plc (UK)	13,463

		19,722

FOOD PRODUCTS—2.1%
36,438	Nestle SA—Registered (SWS)	13,389

HOTELS, RESTAURANTS & LEISURE—2.6%
44,190	Accor SA (FR)	3,677
330,545	Melco PBL Entertainment Ltd. ADR (HK)[1]	6,393
2,494,000	Shangri-La Asia Ltd. (HK)	6,690

		16,760

HOUSEHOLD DURABLES—0.6%
268,263	Gafisa SA (BR)	3,915

HOUSEHOLD PRODUCTS—2.0%
265,167	Reckitt Benckiser plc (UK)	12,802

INSURANCE—3.8%
389,311	AXA (FR)	16,510
93,870	Swiss Reinsurance Co. (SWS)	7,843

		24,353

LEISURE EQUIPMENT & PRODUCTS—0.9%
216,062	Sega Sammy Holdings Inc. (JP)	5,584

MACHINERY—2.4%
57,438	Vallourec SA (FR)	14,985

MEDIA—1.4%
83,388	Grupo Televisa SA de CV ADR (MEX)[1]	2,456
211,593	JCDecaux SA (FR)*	6,312

		8,768

MULTI-UTILITIES—2.4%
219,572	Veolia Environnement SA (FR)	15,451

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—94.4%
		Value
Shares		(000s)

OIL, GAS & CONSUMABLE FUELS—1.0%
71,400	CNOOC Ltd. ADR (HK)[1]	$6,124

PHARMACEUTICALS—4.5%
141,600	Chugai Pharmaceutical Co. Ltd. (JP)	3,189
136,265	Roche Holding Ltd. (SWS)	25,665

		28,854

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
1,475,000	CapitaLand Ltd. (SGP)	6,475

ROAD & RAIL—1.0%
145,784	Canadian National Railway Co. (CAN)	6,661

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
127,700	Advantest Corp. (JP)	6,413

SPECIALTY RETAIL—3.8%
1,637,500	Esprit Holdings Ltd. (HK)	16,665
87,400	Yamada Denki Co. Ltd. (JP)	7,278

		23,943

THRIFTS & MORTGAGE FINANCE—2.1%
587,256	Northern Rock plc (UK)	13,598

TRADING COMPANIES & DISTRIBUTORS—1.3%
1,495,000	Marubeni Corp. (JP)	8,094

TRANSPORTATION INFRASTRUCTURE—0.1%
136,000	China Merchants Holdings Co. Ltd. (HK)	505

WIRELESS TELECOMMUNICATION SERVICES—4.6%
360,229	America Movil SA de C.V. Series L ADR (MEX)[1]	15,980
1,413,500	China Mobile (Hong Kong) Ltd. (HK)	13,012

		28,992

TOTAL COMMON STOCKS (Cost $521,884)		601,392

SHORT-TERM INVESTMENTS—7.3%
(Cost $46,926)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$46,926	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $47,872)	46,926

TOTAL INVESTMENTS—101.7% (Cost $568,810)		648,318

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.7)%		(11,037)

TOTAL NET ASSETS—100.0%		$637,281

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

Harbor Global Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 9.3%)

United States (US)	36.0
Japan (JP)	13.3
United Kingdom (UK)	8.8
France (FR)	7.6
Netherlands (NET)	4.5
Australia (AUS)	3.0
Hong Kong (HK)	3.0
South Korea (S. KOR)	2.7
Bermuda (BM)	2.6
Switzerland (SWS)	2.4
Italy (IT)	2.0
Canada (CAN)	1.5
Greece (GRC)	1.4
Norway (NOR)	1.2
Ireland (IE)	0.7

COMMON STOCKS—90.7%

		Value
Shares		(000s)

AEROSPACE & DEFENSE—3.9%
23,125	Finmeccanica SpA (IT)*	$658
12,275	Thales Group (FR)	648

		1,306

AUTO COMPONENTS—1.5%
6,375	Magna International Inc. Cl. A (CAN)	498

AUTOMOBILES—1.9%
9,000	Hyundai Motor Co. (S. KOR)	644

CHEMICALS—1.6%
30,450	Clariant Ltd.—Registered (SWS)	524

COMMERCIAL BANKS—10.6%
6,781	Credit Agricole SA (FR)	292
25,900	DnB NOR ASA (NOR)	391
15,925	HSBC Holdings plc (UK)	290
94	Mitsubishi UFJ Financial Group Inc. (JP)	1,141
17,860	Royal Bank of Scotland Group plc (UK)	719
72	Sumitomo Mitsui Financial Group Inc. (JP)	736

		3,569

COMMERCIAL SERVICES & SUPPLIES—2.5%
261,125	Rentokil Initial plc (UK)	832

COMMUNICATIONS EQUIPMENT—2.9%
60,050	Alcatel-Lucent (FR)	780
16,338	Alcatel-Lucent ADR (FR)[1]	212

		992

CONSUMER FINANCE—2.7%
22,500	Takefuji Corp. (JP)	907

CONTAINERS & PACKAGING—3.0%
180,925	Amcor Ltd. (AUS)	1,027

DIVERSIFIED FINANCIAL SERVICES—4.5%
19,090	Citigroup Inc. (US)	1,052
10,505	ING Groep NV (NET)	462

		1,514

ELECTRIC UTILITIES—2.2%
6,200	Korea Electric Power Corp. (S. KOR)	282
15,900	Public Power Corporation SA (GRC)	461

		743

ELECTRICAL EQUIPMENT—3.0%
1,409,000	Johnson Electric Holdings Ltd. (HK)	1,022

FOOD & STAPLES RETAILING—5.0%
44,825	Royal Ahold NV (NET)*	453
25,800	Wal-Mart Stores Inc. (US)	1,230

		1,683

FOOD PRODUCTS—0.7%
9,475	Kerry Group plc (IE)	244

HOTELS, RESTAURANTS & LEISURE—2.3%
127,150	Compass Group plc (UK)	760

HOUSEHOLD DURABLES—2.2%
8,100	Whirlpool Corp. (US)	740

INSURANCE—8.8%
29,849	AEGON NV (NET)	589
22,150	Aviva plc (UK)	359
8,810	MetLife Inc. (US)	547
16,575	RenaissanceRe Holdings Ltd. (BM)	883
4,325	Torchmark Corp. (US)	281
1,085	Zurich Financial Services (SWS)	293

		2,952

MEDIA—1.8%
15,100	Vivendi SA (FR)	623

OFFICE ELECTRONICS—3.7%
43,000	Brother Industries Ltd. (JP)	600
30,000	Ricoh Co. Ltd. (JP)	657

		1,257

PHARMACEUTICALS—8.9%
28,500	Bristol-Myers Squibb Co. (US)	821
11,325	Johnson & Johnson (US)	756
53,775	Pfizer Inc. (US)	1,411

		2,988

SOFTWARE—6.5%
28,425	CA Inc. (US)	698
28,500	Microsoft Corp. (US)	879
35,425	Oracle Corp. (US)	608

		2,185

SPECIALTY RETAIL—4.0%
18,300	Home Depot Inc. (US)	746
5,250	TJX Cos. Inc. (US)	155
6,910	USS Co. Ltd. (JP)	455

		1,356

Harbor Global Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

		Value
Shares		(000s)

THRIFTS & MORTGAGE FINANCE—6.5%
19,345	Federal Home Loan Mortgage Corp. (US)	$1,256
16,610	Federal National Mortgage Association (US)	939

		2,195

TOTAL COMMON STOCKS (Cost $29,007)		30,561

SHORT-TERM INVESTMENTS—14.6%
(Cost $4,905)
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS
$4,905	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $5,007)	$4,905

TOTAL INVESTMENTS—105.3% (Cost $33,912)		35,466

CASH AND OTHER ASSETS, LESS LIABILITIES—(5.3)%		(1,776)

TOTAL NET ASSETS—100.0%		$33,690

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

Harbor Funds—Equity Funds
NOTES TO PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
      Equity securities (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded on the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
      When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair-value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.
      For the Funds which may invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international and global Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.
Futures Contracts
      To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund is not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. See Portfolio of Investments for open futures contracts held as of January 31, 2007.
      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Options
      Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currencies. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.
      When a Fund purchases an option, the premium paid by the Fund is included as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which

Harbor Funds—Equity Funds
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
      When a Fund writes an option, the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
      The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.
U.S. Government Securities
      Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.
TBA/When-Issued Purchase Commitments
      Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.
      The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.
      Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

Harbor Funds—Equity Funds
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
TBA Sale Commitments
      Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.
Short Sales
      Each Fund, except Harbor International Fund and Harbor International Growth Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.
Foreign Forward Currency Contracts
      Consistent with its investment policies, each Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.
Foreign Currency Translations
      The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.
      Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Repurchase Agreements
      Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Harbor Funds—Equity Funds
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
Securities Lending
      Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on each Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The market value of securities loaned, and related collateral for securities on loan, at January 31, 2007, by Fund, are as follows:

	Market Value of	Collateral for
Fund	Securities on Loan	Securities on Loan

Harbor Capital Appreciation Fund	$521,925	$533,824
Harbor Mid Cap Growth Fund	53,028	53,634
Harbor Mid Cap Value Fund	12,180	12,400
Harbor Small Cap Value Fund	586,204	591,591
NOTE 2—TAX INFORMATION
      The Identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2007 are as follows:

		Gross Unrealized		Net Unrealized
				Appreciation/
	Identified Cost	Appreciation	(Depreciation)	(Depreciation)

HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund*	$7,704,624	$1,799,095	$(68,103)	$1,730,992
Harbor Mid Cap Growth Fund	218,473	24,504	(2,118)	22,386
Harbor Small Cap Growth Fund*	554,802	173,725	(16,463)	157,262
Harbor Small Company Growth Fund*	10,020	1,007	(307)	700
Harbor Large Cap Value Fund	697,010	181,939	(1,882)	180,057
Harbor Mid Cap Value Fund	51,990	6,309	(655)	5,654
Harbor Small Cap Value Fund	2,274,901	462,943	(91,267)	371,676
HARBOR INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	10,839,490	8,645,032	—	8,645,032
Harbor International Growth Fund*	568,810	82,827	(3,319)	79,508
Harbor Global Value Fund	33,912	1,759	(205)	1,554

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 7.9%)

Media	9.4
Commercial Services & Supplies	8.0
Hotels, Restaurants & Leisure	7.2
Oil, Gas & Consumable Fuels	7.2
Diversified Telecommunication Services	6.0
Wireless Telecommunication Services	5.7
Health Care Providers & Services	4.2
Specialty Retail	4.0
Paper & Forest Products	3.6
Chemicals	3.2
Gas Utilities	2.3
Diversified Consumer Services	2.0
Household Products	2.0
Aerospace & Defense	1.9
Containers & Packaging	1.8
Automobiles	1.7
Food Products	1.7
Building Products	1.6
Auto Components	1.4
Energy Equipment & Services	1.4
Metals & Mining	1.4
Electronic Equipment & Instruments	1.3
Household Durables	1.3
Machinery	1.3
Communications Equipment	1.2
IT Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Food & Staples Retailing	0.9
Independent Power Producers & Energy Traders	0.9
Semiconductors & Semiconductor Equipment	0.9
Consumer Finance	0.8
Electric Utilities	0.8
Distributors	0.6
Electrical Equipment	0.6
Health Care Equipment & Supplies	0.5
Leisure Equipment & Products	0.5
Personal Products	0.4
Pharmaceuticals	0.4

COMMON STOCKS—1.0%
		Value
Shares		(000s)

HOTELS, RESTAURANTS & LEISURE—0.6%
5,000	Boyd Gaming Corp.	$238

MACHINERY—0.1%
1,000	Mueller Water Products Inc.	14

OIL, GAS & CONSUMABLE FUELS—0.3%
5,000	Alpha Natural Resources Inc.	68
5,000	Compton Petroleum Corp. (CAN)	63

		131

TOTAL COMMON STOCKS (Cost $366)		383

CORPORATE BONDS & NOTES—89.9%
Principal
Amount
(000s)

AEROSPACE & DEFENSE—1.9%
	Alion Science & Technology Corp.
$250	10.250%—02/01/2015[1]	253
	Argo-Tech Corp.
150	9.250%—06/01/2011	163
	Armor Holdings Inc.
100	8.250%—08/15/2013	105
	K&F Acquisition Inc.
100	7.750%—11/15/2014	103
	TransDigm Inc.
150	7.750%—07/15/2014[1]	152

		776

AUTO COMPONENTS—1.4%
	Goodyear Tire & Rubber Co.
150	7.857%—08/15/2011	154
150	8.625%—12/01/2011[1]	159

		313

	Lear Corp. Series B
150	8.750%—12/01/2016	150
	United Components Inc.
100	9.375%—06/15/2013	104

		567

AUTOMOBILES—0.5%
	General Motors Corp.
200	7.125%—07/15/2013	195

BUILDING PRODUCTS—1.6%
	Goodman Global Holding Co. Inc.
100	7.875%—12/15/2012	101
	Goodman Global Holding Co. Inc. Series B
179	8.360%—06/15/20122	181
	Interface Inc.
125	10.375%—02/01/2010	139
	Jacuzzi Brands Inc.
100	9.625%—07/01/2010	107
	Norcraft Cos. LP
125	9.000%—11/01/2011	130

		658

CHEMICALS—3.2%
	Hexion US Finance Corp.
250	9.750%—11/15/2014[1]	262
100	9.870%—11/15/2014[1,2]	103

		365

	Ineos Group Holdings plc
150	8.500%—02/15/2016[1]	144

2

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

CHEMICALS—Continued
	Lyondell Chemical Co.
$150	8.000%—09/15/2014	$157
250	8.250%—09/15/2016	266

		423

	Nalco Co.
200	8.875%—11/15/2013	213
	Rockwood Specialties Group Inc.
125	7.500%—11/15/2014	127

		1,272

COMMERCIAL SERVICES & SUPPLIES—8.0%
	Ahern Rentals Inc.
125	9.250%—08/15/2013	131
	Allied Waste North America Inc. Series B
150	7.125%—05/15/2016	150
	Aramark Corp.
350	8.500%—02/01/2015[1]	360
	Ashtead Capital Inc.
150	9.000%—08/15/2016[1]	161
	Cardtronics Inc.
100	9.250%—08/15/2013	106
	Casella Waste Systems Inc.
150	9.750%—02/01/2013	158
	FTI Consulting Inc.
100	3.750%—07/15/2012[3]	114
100	7.750%—10/01/2016[1]	104

		218

	iPayment Inc.
200	9.750%—05/15/2014	207
	Iron Mountain Inc.
125	7.750%—01/15/2015	128
	Mac-Gray Corp.
175	7.625%—08/15/2015	179
	Neff Rental LLC
125	11.250%—06/15/2012	139
	Norcross Safety Products LLC Series B
150	9.875%—08/15/2011	161
	Rental Services Corp.
300	9.500%—12/01/2014[1]	315
	United Rentals North America Inc.
200	7.750%—11/15/2013	203
	Valmont Industries Inc.
150	6.875%—05/01/2014	150
	Waste Connections Inc.
100	3.750%—04/01/2026[3]	109
	Waste Services Inc.
200	9.500%—04/15/2014	209
	Williams Scotsman Inc.
100	8.500%—10/01/2015	105

		3,189

COMMUNICATIONS EQUIPMENT—1.2%
	Lucent Technologies Inc.
350	6.450%—03/15/2029	320
	Mastec Inc.
150	7.625%—02/01/2017[1]	152

		472

CONSUMER FINANCE—0.8%
	Ford Motor Credit Co.
150	9.810%—04/15/20122	163
	General Motors Acceptance Corp.
150	6.750%—12/01/2014	152

		315

CONTAINERS & PACKAGING—1.8%
	BWAY Corp.
150	10.000%—10/15/2010	158
	Graham Packaging Co. Inc.
150	8.500%—10/15/2012	153
	Greif Inc.
150	6.750%—02/01/2017[1]	151
	Smurfit-Stone Container Enterprises Inc.
150	8.375%—07/01/2012	151
100	9.750%—02/01/2011	104

		255

		717

DISTRIBUTORS—0.6%
	Wesco Distribution Inc.
250	7.500%—10/15/2017	252

DIVERSIFIED CONSUMER SERVICES—2.0%
	Avis Budget Car Rental LLC
100	7.874%—05/15/2014[1,2]	100
	Education Management LLC
200	10.250%—06/01/2016	216
	Hertz Corp.
250	8.875%—01/01/2014	267
	Service Corp International
100	7.375%—10/01/2014	104
100	7.625%—10/01/2018	105

		209

		792

DIVERSIFIED TELECOMMUNICATION SERVICES—6.0%
	Cincinnati Bell Inc.
200	8.375%—01/15/2014	206
	Cincinnati Bell Tele Co.
150	6.300%—12/01/2028	137
	Citizens Communications Co.
350	7.875%—01/15/2027[1]	356
	Nordic Telephone Co. Holdings ApS
300	8.875%—05/01/2016[1]	324
	NTL Cable plc
300	9.125%—08/15/2016	319
	Qwest Corp.
100	7.500%—10/01/2014	107
50	8.610%—06/15/2013[2]	55

		162

	Syniverse Technologies Inc. Series B
200	7.750%—08/15/2013	201
	Telenet Group Holding NV
250	11.500%—06/15/2014[1,4]	227
	Time Warner Telecom Holdings Inc.
200	9.250%—02/15/2014	215
	West Corp.
150	9.500%—10/15/2014[1]	153
100	11.000%—10/15/2016[1]	104

		257

		2,404

ELECTRIC UTILITIES—0.8%
	Mirant Americas Generation LLC
100	8.300%—05/01/2011	102
	Mirant North America LLC
100	7.375%—12/31/2013	103
	MSW Energy Holdings LLC Series B
125	7.375%—09/01/2010	130

		335

3

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

ELECTRICAL EQUIPMENT—0.6%
	Baldor Electric Co.
$250	8.625%—02/15/2017	$259

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
	Celestica Inc.
250	7.625%—07/01/2013	239
	NXP BV
250	9.500%—10/15/2015[1]	260

		499

ENERGY EQUIPMENT & SERVICES—1.4%
	CHC Helicopter Corp.
50	7.375%—05/01/2014	49
	Complete Production Services Inc.
300	8.000%—12/15/2016[1]	305
	Gulfmark Offshore Inc.
200	7.750%—07/15/2014	203

		557

FOOD & STAPLES RETAILING—0.9%
	Rite Aid Corp.
100	8.125%—05/01/2010	103
	Stater Brothers Holdings
50	8.125%—06/15/2012	51
	SUPERVALU Inc.
200	7.500%—11/15/2014	209

		363

FOOD PRODUCTS—1.7%
	B&G Foods Inc.
100	8.000%—10/01/2011	101
	Del Monte Corp.
100	6.750%—02/15/2015	99
200	8.625%—12/15/2012	212

		311

	Michael Foods Inc.
125	8.000%—11/15/2013	128
	Pinnacle Foods Holding Corp.
150	8.250%—12/01/2013	154

		694

GAS UTILITIES—2.3%
	Amerigas Partners LP
100	7.250%—05/20/2015	99
	Dynegy Holdings Inc.
300	8.375%—05/01/2016	319
	Ferrellgas Partners LP
200	8.750%—06/15/2012	204
	Inergy LP
150	6.875%—12/15/2014	146
	Suburban Propane Partners LP
150	6.875%—12/15/2013	147

		915

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
	Accellent Inc.
200	10.500%—12/01/2013	209

HEALTH CARE PROVIDERS & SERVICES—4.2%
	DaVita Inc.
150	7.250%—03/15/2015	153
	HCA Inc.
250	9.250%—11/15/2016[1]	266
250	9.625%—11/15/2016[1]	269

		535

	Health Management Associates Inc.
100	4.375%—08/01/2023[3]	104
	IASIS Healthcare LLC
150	8.750%—06/15/2014	154
	Omnicare Inc.
150	3.250%—12/15/2035[3]	132
	Psychiatric Solutions Inc.
150	7.750%—07/15/2015	150
	Res-Care Inc.
125	7.750%—10/15/2013	127
	Triad Hospitals Inc.
100	7.000%—11/15/2013	103
	Vanguard Health Holding Co. II LLC
200	9.000%—10/01/2014	206

		1,664

HOTELS, RESTAURANTS & LEISURE—6.6%
	American Casino & Entertainment Properties LLC
200	7.850%—02/01/2012	205
	Chukchansi Economic Development Authority
100	8.877%—11/15/2012[1,2]	103
	Felcor Lodging LP
200	8.500%—06/01/2011	213
	Gaylord Entertainment Co.
175	8.000%—11/15/2013	180
	Global Cash Access LLC
162	8.750%—03/15/2012	170
	Herbst Gaming Inc.
125	8.125%—06/01/2012	128
	Isle of Capri Casinos Inc.
150	7.000%—03/01/2014	149
150	9.000%—03/15/2012	158

		307

	MGM Mirage
250	7.625%—01/15/2017	253
	MTR Gaming Group Inc. Series B
150	9.750%—04/01/2010	158
	Pinnacle Entertainment Inc.
100	8.250%—03/15/2012	103
	Sbarro Inc.
250	10.375%—02/01/2015[1]	256
	Station Casinos Inc.
150	6.875%—03/01/2016	138
150	7.750%—08/15/2016	154

		292

	Wimar Opco LLC (Tropicana Entertainment)
250	9.625%—12/15/2014[1]	250

		2,618

HOUSEHOLD DURABLES—1.3%
	American Achievement Corp.
150	8.250%—04/01/2012	154
	Jarden Corp. (Alltrista)
150	9.750%—05/01/2012	159
	Simmons Bedding Co.
200	7.875%—01/15/2014	206

		519

HOUSEHOLD PRODUCTS—2.0%
	Central Garden & Pet Co.
250	9.125%—02/01/2013	262
	Da-Lite Screen Co. Inc.
150	9.500%—05/15/2011	158

4

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

HOUSEHOLD PRODUCTS—Continued
	Jostens (Visant)
$150	7.625%—10/01/2012	$154
200	8.750%—12/01/2013	211

		365

		785

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.9%
	NRG Energy Inc.
350	7.375%—01/15/2017	351

IT SERVICES—1.0%
	Sungard Data Systems Inc.
200	9.125%—08/15/2013	211
175	10.250%—08/15/2015	189

		400

LEISURE EQUIPMENT & PRODUCTS—0.5%
	Leslie’s Poolmart
200	7.750%—02/01/2013	201

MACHINERY—1.2%
	Rexnord Corp. (RBS Global)
250	9.500%—08/01/2014[1]	257
	Trimas Corp.
200	9.875%—06/15/2012	202

		459

MEDIA—9.4%
	Advanstar Communications Inc.
100	10.750%—08/15/2010	108
	Advanstar Communications Inc. Series B
250	12.000%—02/15/2011	261
	Cablevision Systems Corp. Series B
250	9.870%—04/01/2009[2]	266
	Cadmus Communications Corp.
150	8.375%—06/15/2014	152
	CBD Media Holdings LLC
125	9.250%—07/15/2012	131
	Echostar DBS Corp.
150	6.625%—10/01/2014	147
	Idearc Inc.
350	8.000%—11/15/2016[1]	357
	Kabel Deutschland GmbH
175	10.625%—07/01/2014	196
	Lamar Media Corp.
150	6.625%—08/15/2015	149
	LBI Media Inc.
200	10.125%—07/15/2012	213
	LIN Television Corp.
250	2.500%—05/15/2033[3]	239
	LIN Television Corp. Series B
100	6.500%—05/15/2013	97
	Lodgenet Entertainment Corp.
200	9.500%—06/15/2013	216
	Mediacom Broadband LLC
100	8.500%—10/15/2015	102
	Mediacom LLC
300	9.500%—01/15/2013	310
	Quebecor Media Inc.
200	7.750%—03/15/2016	204
	R.H. Donnelley Corp. Series A2
300	6.875%—01/15/2013	289
	R.H. Donnelley Corp. Series A3
100	8.875%—01/15/2016	105
	Radio One Inc.
100	6.375%—02/15/2013	95
	Sun Media Corp.
125	7.625%—02/15/2013	127

		3,764

METALS & MINING—1.4%
	Aleris International Inc.
250	10.000%—12/15/2016[1]	260
	Arch Western Finance LLC
150	6.750%—07/01/2013	149
	Tube City IMS Corp.
150	9.750%—02/01/2015[1]	154

		563

OIL, GAS & CONSUMABLE FUELS—6.9%
	Alpha Natural Resources LLC
300	10.000%—06/01/2012	326
	Chesapeake Energy Corp.
125	6.500%—08/15/2017	120
	Compton Petroleum Finance Corp.
200	7.625%—12/01/2013	192
	Comstock Resources Inc.
150	6.875%—03/01/2012	145
	Copano Energy LLC
150	8.125%—03/01/2016	155
	El Paso Corp.
125	9.625%—05/15/2012	142
	Encore Acquisition Co.
250	6.000%—07/15/2015	226
	Exco Resources Inc.
200	7.250%—01/15/2011	204
	Foundation PA Coal Co.
150	7.250%—08/01/2014	153
	Harvest Operations Corp.
100	7.875%—10/15/2011	95
	Holly Energy Partners LP
75	6.250%—03/01/2015	71
	Peabody Energy Corp.
150	4.750%—12/15/2066[3]	148
	Petrohawk Energy Corp.
250	9.125%—07/15/2013	260
	Stone Energy Corp.
250	8.250%—12/15/2011	246
	Whiting Petroleum Corp.
125	7.000%—02/01/2014	124
	Williams Cos. Inc.
150	7.625%—07/15/2019	161

		2,768

PAPER & FOREST PRODUCTS—3.6%
	Abitibi-Consolidated Co. of Canada
150	8.375%—04/01/2015	147
250	8.860%—06/15/2011[2]	252

		399

	Boise Cascade LLC
100	7.125%—10/15/2014	98
125	8.235%—10/15/2012[2]	126

		224

	Cascades Inc.
150	7.250%—02/15/2013	151
	Catalyst Paper Corp. Series D
100	8.625%—06/15/2011	103
	MDP Acquisitions plc (Jeff Smurfit)
125	9.625%—10/01/2012	133
	NewPage Corp.
150	10.000%—05/01/2012	164

5

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

PAPER & FOREST PRODUCTS—Continued
	Verso Paper Holdings LLC
$150	9.110%—08/01/2014[1,2]	$155
100	11.375%—08/01/2016[1]	107

		262

		1,436

PERSONAL PRODUCTS—0.4%
	NBTY Inc.
150	7.125%—10/01/2015	150

PHARMACEUTICALS—0.4%
	Warner Chilcott Corp.
150	8.750%—02/01/2015	156

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
	Freescale Semiconductor Inc.
250	8.875%—12/15/2014[1]	250
100	10.125%—12/15/2016[1]	100

		350

SPECIALTY RETAIL—4.0%
	Autonation Inc.
200	7.360%—04/15/2013[2]	202
	Buhrmann US Inc.
125	8.250%—07/01/2014	127
	Burlington Coat Factory Warehouse Corp.
150	11.125%—04/15/2014[1]	149
	Pantry Inc.
125	7.750%—02/15/2014	126
	Petro Stopping Centers LP
175	9.000%—02/15/2012	183
	Sally Holdings LLC
250	9.250%—11/15/2014[1]	258
250	10.500%—11/15/2016[1]	258

		516

	Susser Holdings LLC
142	10.625%—12/15/2013	155
	United Auto Group Inc.
150	7.750%—12/15/2016[1]	152

		1,610

TEXTILES, APPAREL & LUXURY GOODS—1.0%
	Levi Strauss & Co.
100	10.110%—04/01/2012[2]	103
	Oxford Industries Inc.
150	8.875%—06/01/2011	156
	Phillips-Van Heusen Corp.
125	8.125%—05/01/2013	132

		391

WIRELESS TELECOMMUNICATION SERVICES—5.7%
	American Cellular Corp. Series B
400	10.000%—08/01/2011	426
	Centennial Communications Corp.
150	8.125%—02/01/2014	155
250	11.110%—01/01/2013[2]	266

		421

	Hughes Network Systems LLC
250	9.500%—04/15/2014	266
	Intelsat Bermuda Ltd.
100	7.625%—04/15/2012	97
150	8.872%—01/15/2015[1,2]	153
100	9.250%—06/15/2016[1]	110
250	11.250%—06/15/2016[1]	284

		644

	Intelsat Subsidiary Holding Co. Ltd.
250	10.252%—01/15/2012[2]	252
	Rural Cellular Corp.
250	8.250%—03/15/2012	262

		2,271

TOTAL CORPORATE BONDS & NOTES (Cost $35,036)		35,896

PREFERRED STOCKS—1.2%
(Cost $460)
Shares

AUTOMOBILES—1.2%
General Motors Corp. Series A
18,962	4.500%—03/06/2032[3]	482

SHORT-TERM INVESTMENTS—6.2%
(Cost $2,465)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$2,465	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $2,518)	2,465

TOTAL INVESTMENTS—98.3% (Cost $38,327)		39,226

CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		691

TOTAL NET ASSETS—100.0%		$39,917

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and are considered to be liquid under procedures established by the Board of Trustees. At January 31, 2007, these securities were valued at $8,293 or 20.78% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2007.

3	Convertible bond.

4	Step coupon security.

(CAN)	Canada.
The accompanying notes are an integral part of the portfolio of investments.

6

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 18.8%)

Mortgage Pass-Through	44.6
Corporate Bonds & Notes	19.8
Asset-Backed Securities	8.5
Collateralized Mortgage Obligations	5.1
U.S. Government Obligations	1.4
Municipal Bonds	0.8
Foreign Government Obligations	0.7
Purchased Options	0.2
Bank Loan Obligations	0.1

ASSET-BACKED SECURITIES—8.5%
Principal
Amount		Value
(000s)		(000s)

	ACE Securities Corp.
	Series 2006-ASP5 Cl. A2A
$3,865	5.400%—10/25/2036[1,2]	$3,868
	Argent Securities Inc.
	Pass Through Certificates
	Series 2006-M2 Cl. A2A
2,349	5.370%—09/25/2036[1,2]	2,350
	Asset Backed Funding Certificates
	Series 2006-HE1 Cl. A2A
4,722	5.380%—01/25/2037[1,2]	4,725
	Chase Credit Card Master Trust
	Series 2002-1 Cl. A
35,200	5.420%—06/15/2009[1,2]	35,221
	Countrywide Asset-Backed Certificates
	Series 2006-16 Cl. 2A1
2,604	5.370%—12/25/2046[1,2]	2,605
	Series 2006-19 Cl. 2A1
6,794	5.380%—03/25/2037[1,2]	6,798
	Series 2001-BC3 Cl. A
617	5.800%—12/25/2031[1,2]	618

		10,021

	Credit-Based Asset Servicing & Securitization LLC
	Series 2006-CB9 Cl. A1
4,579	5.380%—11/25/2036[1,2]	4,582
	DaimlerChrysler Auto Trust
	Series 2006-C Cl. A2
6,100	5.250%—05/08/2009[2]	6,100
	Series 2006 Cl. A1
2,574	5.329%—12/08/2007[2,3]	2,576

		8,676

	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2006-FF9 Cl. 2A1
19,627	5.380%—06/25/2036[1,2]	19,641
	Fremont Home Loan Trust
	Series 2005-E Cl. 2A1
107	5.410%—01/25/2036[1,2]	107
	GSAMP Trust
	Series 2006-FM2 Cl. A2A
4,602	5.390%—09/25/2036[1,2]	4,606
	Series 2007-FM1 Cl. 2A2
1,600	5.390%—12/25/2036[1,2]	1,601

		6,207

	HSI Asset Securitization Corp Trust
	Pass Through Certificates
	Series 2006-HE2 Cl. 2A1
3,020	5.370%—12/25/2036[1,2]	3,022
	Indymac Residential Asset Backed Trust
	Series 2006-E Cl. 2A1
3,791	5.380%—04/25/2037[1,2]	3,795
	JP Morgan Mortgage Acquisition Corp.
	Pass Through Certificates
	Series 2006-WMC3 Cl. A2
2,334	5.370%—08/25/2036[1,2]	2,335
	Long Beach Mortgage Loan Trust
	Series 2004-4 Cl. 1A1
985	5.600%—10/25/2034[1,2]	986
	MBNA Credit Card Master Note Trust
	Series 2002-A9 Cl. A9
3,000	5.450%—12/15/2009[1,2]	3,004
	MBNA Master Credit Card Trust
	Series 200-D Cl. A
12,000	5.520%—09/15/2009[1,2]	12,014
	Nelnet Student Loan Trust
	Series 2006 3 Cl. A1
3,900	5.338%—09/25/2012[1,2]	3,900
	Newcastle Mortgage Securities Trust
	Series 2006-1 Cl. A1
5,289	5.390%—03/25/2036[1,2]	5,293
	Option One Mortgage Loan Trust
	Series 2007-1 Cl. 2A1
5,800	5.370%—01/25/2037[1,2]	5,804
	Park Place Securities Inc.
	Series 2004-MCW1 Cl. A1
13,588	5.632%—10/25/2034[1,2]	13,604
	Residential Asset Mortgage Products Inc.
	Pass Through Certificates
	Series 2006-RZ4 Cl. A1A
6,219	5.400%—10/25/2036[1,2]	6,222
	Residential Asset Securities Corp.
	Pass Through Certificates
	Series 2006-KS8 Cl. A1
13,382	5.380%—10/25/2036[1,2]	13,392
	Series 2006-KS9 Cl. AI1
5,928	5.390%—11/25/2036[1,2]	5,932

		19,324

	Saxon Asset Securities Trust
	Series 2006-3 Cl. A1
3,136	5.380%—11/25/2036[1,2]	3,138
	SBI Home Equity Loan Trust
	Pass Through Certificates
	Series 2006-1A Cl. 1A2A
3,560	5.490%—08/25/2036[1,2,3]	3,560
	Securitized Asset Backed Receivables LLC
	Pass Through Certificates
	Series 2007-HE1 Cl. 2A2
7,500	5.380%—12/25/2036[1,2]	7,505

7

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal
Amount		Value
(000s)		(000s)

	SLM Student Loan Trust
	Series 2006-3 Cl. A2
$4,453	5.360%—01/25/2016[1,2]	$4,456
	Soundview Home Equity Loan Trust
	Series 2006-EQ1 Cl. A1
4,861	5.370%—10/25/2036[1,2]	4,864
	Wells Fargo Home Equity Trust
	Series 2006-3 Cl. A1
3,948	5.370%—01/25/2037[1,2]	3,950
	Series 2005-4 Cl. AI1
5,891	5.440%—12/25/2035[1,2,3]	5,896

		9,846

TOTAL ASSET-BACKED SECURITIES (Cost $207,977)		208,070

BANK LOAN OBLIGATIONS—0.1%
	CSC Holdings Inc. (Cablevision Term B)
1,272	7.110%—02/24/2013 – 03/29/2013[1,2]	1,275
514	7.120%—03/29/2013[1,2]	515

TOTAL BANK LOAN OBLIGATIONS (Cost $1,786)		1,790

COLLATERALIZED MORTGAGE OBLIGATIONS—5.1%
	American Home Mortgage Investment Trust REMIC[4]
	Series 2004-4 Cl. 4A
2,832	4.390%—02/25/2045[1,2]	2,787
	Banc of America Funding Corp. REMIC[4]
	Series 2005-D Cl. A1
3,539	4.114%—05/25/2035[1,2]	3,455
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[4]
	Series 2005-10 Cl. A1
14,583	4.750%—10/25/2035[1,2]	14,410
	Series 2003-1 Cl. 6A1
1,677	5.056%—04/25/2033[2,5]	1,677
	Series 2000-2 Cl. A1
307	6.342%—11/25/2030[1,2]	307

		16,394

	Bear Stearns Alt-A Trust REMIC[4]
	Series 2005-4 Cl. 3A1
5,140	5.343%—05/25/2035[2,5]	5,138
	Series 2006-8 Cl. 3A1
5,576	5.480%—02/25/2034[1,2]	5,575

		10,713

	Bear Stearns Mortgage Funding Trust
	Series 2007-AR1 Cl. 2A1
8,800	5.390%—06/25/2036[1,2]	8,807
	Countrywide Home Loan Mortgage Pass Through Trust REMIC[4]
	Series 2005-HYB9 Cl. 3A2A
1,595	5.250%—02/20/2036[1,2]	1,579
	Federal Home Loan Mortgage Corp. REMIC[4]
10,549	5.000%—12/15/2020 – 04/25/2033[2]	10,348
3,600	5.620%—05/15/2036[1,2]	3,609
298	5.770%—11/15/2030[1,2]	299
614	8.000%—08/15/2022[2]	616
92	9.000%—12/15/2020[2]	96

		14,968

	Federal National Mortgage Association
787	6.500%—12/25/2042[2]	798
	Federal National Mortgage Association REMIC[4]
	Series 2006-5 Cl. 3A2
900	4.677%—05/25/2035[1,2]	886
	FHLMC Structured Pass Through Securities
2,107	5.699%—08/15/2032[2,5]	2,108
	FHLMC Structured Pass Through Securities REMIC[4]
	Series T-63 Cl. 1A1
775	6.027%—02/25/2045[1,2]	775
	First Nationwide Trust REMIC[4]
	Series 2001-3 Cl. 1A1
52	6.750%—08/21/2031[2]	52
	GSR Mortgage Loan Trust REMIC[4]
	Pass Through Certificates
	Series 2005-AR6 Cl. 2A1
16,027	4.539%—09/25/2035[1,2]	15,728
	Harborview Mortgage Loan Trust REMIC[4]
	Pass-through Certificates
	Series 2005-2 Cl. 2A1A
1,431	5.540%—05/19/2035[1,2]	1,435
	IndyMac ARM Trust REMIC
	Series 2001-H2 Cl. A2 2
35	6.797%—01/25/2032[1,2]	35
	IndyMac Index Mortgage Loan Trust REMIC[4]
	Pass Through Certificates
	Series 2005-AR31 Cl. 1A1
7,666	5.187%—01/25/2036[2,5]	7,708
	Lehman Brothers Floating Rate Commercial Mortgage Trust
	Pass Through Certificates
	Series 2006-LLFA Cl. A1
3,621	5.400%—09/15/2021[1,2,3]	3,623
	Small Business Administration
	Pass Through Certificates
	Series 2003-20I Cl. 1
803	5.130%—09/01/2023[2]	796
	Series 2004-20A Cl. 1
2,193	6.290%—01/01/2021[2]	2,259
	Series 2000-P10 Cl. 1
191	7.449%—08/01/2010[2]	199

		3,254

	Structured Asset Securities Corp. REMIC[4]
	Series 2002-1A Cl. 4A
74	6.090%—02/25/2032[1,2]	74
	Series 2001-21A Cl. 1A1
110	7.249%—01/25/2032[1,2]	109

		183

	Thornburg Mortgage Securities Trust
	Pass Through Certificates
	Series 2006-6 Cl. A1
4,871	5.430%—12/25/2036[1,2]	4,869
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-WHL7 Cl. A1
17,063	5.410%—09/15/2021[1,2,3]	17,074

8

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal
Amount		Value
(000s)		(000s)

	Washington Mutual REMIC[4]
	Pass Through Certificates
	Series 2002-AR11 Cl. A1
$558	5.112%—10/25/2032[1,2]	$556
	Series 2005-AR13 Cl. A1A1
1,525	5.610%—10/25/2045[1,2]	1,528

		2,084

	Wells Fargo Mortgage Backed Securities REMIC[4]
	Series 2006-AR2 Cl. A1
6,039	5.140%—03/25/2036[2,5]	5,955

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,160)		125,270

CORPORATE BONDS & NOTES—19.8%
	American Airlines Inc.
	Series 2001-2 Cl. A1
241	6.978%—04/01/2011[2]	248
	American General Finance Corp. MTN[6]
1,100	5.406%—03/23/2007[1,2]	1,100
	American International Group Inc.
900	5.050%—10/01/2015[2]	874
	Anadarko Petroleum Corp.
15,200	5.760%—09/15/2009[1,2]	15,249
	ANZ National International Ltd.
5,000	5.400%—08/07/2009[1,2,3]	4,999
	AT&T Inc.
6,100	4.214%—06/05/2021[2,3]	6,115
14,200	5.464%—05/15/2008[1,2]	14,214

		20,329

	Bear Stearns Cos. Inc. MTN[6]
4,800	5.454%—03/30/2009[1,2]	4,808
6,500	5.465%—08/21/2009[1,2]	6,512

		11,320

	BellSouth Corp.
11,200	5.474%—08/15/2008[1,2]	11,213
	BNP Paribas
9,600	5.186%—06/29/2049[2,3,5]	9,188
	Calabash Re Ltd.
	Series 2006-I Cl. A1
1,500	13.746%—01/08/2010[1,3]	1,518
	CEMEX (C10 Capital Ltd.)
3,100	6.722%—12/31/2049[2,3,5]	3,091
	China Development Bank
600	5.000%—10/15/2015[2]	581
	CIT Group Holdings Inc.
4,600	5.510%—01/30/2009[1,2]	4,611
	CIT Group Inc.
1,700	5.515%—12/19/2008[1,2]	1,705
4,900	5.640%—07/28/2011[1,2]	4,915

		6,620

	CIT Group Inc. MTN[6]
8,700	5.493%—08/17/2009[1,2]	8,715
2,900	5.524%—08/15/2008[1,2]	2,907

		11,622

	Citigroup
5,400	5.125%—02/14/2011[2]	5,373
9,000	5.393%—12/28/2009[1,2]	9,006
5,800	5.406%—12/26/2008[1,2]	5,807

		20,186

	Citigroup Funding Inc. MTN[6]
10,300	5.343%—12/08/2008[1,2]	10,304
	Citigroup Inc.
5,600	6.125%—08/25/2036[2]	5,771
	Comcast Corp.
5,500	5.660%—07/14/2009[1,2]	5,517
1,200	5.875%—02/15/2018[2]	1,197
1,200	6.450%—03/15/2037[2]	1,208

		7,922

	Corp Nacional del Cobre de Chile – CODELCO
500	6.150%—10/24/2036[2,3]	511
	Cox Communications Inc.
800	5.875%—12/01/2016[2,3]	800
	DaimlerChrysler North America Holding Corp. MTN[6]
4,400	5.810%—08/03/2009[1,2]	4,413
	El Paso Corp.
7,036	7.420%—02/15/2037[2]	7,194
	El Paso Corp. MTN[6]
400	8.050%—10/15/2030[2]	442
	Export-Import Bank of China
600	4.875%—07/21/2015[2,3]	576
	Federal Home Loan Banks
1,400	0.000%—02/05/2007[2,5]	1,400
	FedEx Corp.
4,500	5.455%—08/08/2007[1,2]	4,506
	Ford Motor Credit Co.
9,500	6.315%—03/21/2007[1,2]	9,500
	Gaz Capital SA
900	6.212%—11/22/2016[2,3]	890
	General Electric Capital Corp. MTN[6]
7,000	5.390%—10/26/2009[1,2]	7,003
6,300	5.420%—10/06/2010[1,2]	6,306
2,800	5.430%—01/20/2010[1,2]	2,806
10,100	5.460%—10/21/2010[1,2]	10,126
7,300	5.520%—01/05/2009[1,2]	7,308
2,000	5.560%—01/08/2016[1,2]	2,006

		35,555

	GMAC LLC
800	6.000%—12/15/2011[2]	789
	Goldman Sachs Group Inc.
7,700	5.456%—06/23/2009[1,2]	7,711
	Goldman Sachs Group Inc. MTN[6]
1,900	5.406%—12/23/2008[1,2]	1,901
5,000	5.464%—11/10/2008[1,2]	5,011
8,780	5.690%—07/23/2009[1,2]	8,842

		15,754

	H.J. Heinz Co.
800	6.428%—12/01/2020[2,3]	813
	HBOS plc MTN[6]
800	5.920%—09/29/2049[2,3,5]	784
	HBOS Treasury Services plc MTN[6]
7,300	5.400%—07/17/2009[1,2,3]	7,310

9

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

	Home Depot Inc.
$600	5.250%—12/16/2013[2,7]	$594
	HSBC Bank USA
10,200	5.435%—09/21/2007[1,2]	10,210
5,400	5.493%—06/10/2009[1,2]	5,421

		15,631

	HSBC Finance Corp.
3,300	5.420%—10/21/2009[1,2]	3,304
2,900	5.490%—09/15/2008[1,2]	2,909

		6,213

	HSBC Finance Corp. MTN[6]
4,200	5.506%—12/05/2008[1,2]	4,214
	HSBC Holdings plc
1,700	6.500%—05/02/2036[2]	1,820
	ICICI Bank Ltd.
7,100	5.900%—01/12/2010[1,2,3]	7,128
	John Deere Capital Corp. MTN[6]
8,500	5.410%—04/15/2008 – 07/15/2008[1,2]	8,509
	JP Morgan Chase Capital XX
800	6.550%—09/29/2036[2]	820
	Lehman Brothers Holdings Inc.
15,700	5.475%—08/21/2009[1,2]	15,720
	Lehman Brothers Holdings Inc. MTN[6]
200	5.415%—12/23/2008[2]	200
7,500	5.450%—04/03/2009[1,2]	7,513
3,400	5.580%—07/18/2011[1,2]	3,416
3,000	5.624%—11/10/2009[1,2]	3,015

		14,144

	Merrill Lynch & Co. Inc. MTN[6]
5,400	5.450%—12/04/2009[1,2]	5,404
4,400	5.464%—08/14/2009[1,2]	4,405

		9,809

	MetLife Inc.
1,600	6.400%—12/15/2036[2]	1,608
	Morgan Stanley Group Inc. MTN[6]
14,400	5.450%—01/15/2010[1,2]	14,413
	MUFG Capital Finance 1 Ltd.
700	6.346%—07/29/2049[2,5]	707
	National Australia Bank Ltd.
4,700	5.393%—09/11/2009[1,2,3]	4,705
	Peabody Energy Corp.
2,000	7.875%—11/01/2026[2]	2,110
	PEMEX Project Funding Master Trust
1,600	5.750%—12/15/2015[2]	1,562
1,000	8.625%—02/01/2022[2,7]	1,225

		2,787

	Petroleum Export Ltd.
623	5.265%—06/15/2011[2,3]	604
	Pricoa Global Funding I
8,000	5.440%—01/25/2008[1,2,3]	8,014
	Qwest Capital Funding Inc.
43	7.250%—02/15/2011[2]	44
	Qwest Corp.
300	7.500%—06/15/2023[2]	306
2,700	7.625%—06/15/2015[2]	2,906

		3,212

	Ras Laffan LNG III Series B
1,800	5.838%—09/30/2027[2,3]	1,707
	Resona Bank Ltd.
800	5.850%—09/29/2049[2,3,5]	779
	Royal Bank of Scotland plc
4,500	5.410%—07/21/2008[1,2,3]	4,505
	Santander US Debt SA Unipersonal
9,800	5.375%—09/21/2007[1,2,3]	9,809
5,000	5.426%—11/20/2009[1,2,3]	5,004

		14,813

	Siemens Finance NV
6,100	5.410%—08/14/2009[1,2,3]	6,105
18,000	5.500%—02/16/2012[2,3]	18,107

		24,212

	SMFG Preferred Capital USD 1 Ltd.
2,300	6.078%—01/29/2049[2,3,5]	2,287
	Societe Generale New York
20,400	5.269%—06/30/2008[1,2]	20,406
	Sprint Capital Corp.
1,100	6.125%—11/15/2008[2]	1,112
	Sprint Nextel Corp.
800	6.000%—12/01/2016[2]	779
	Sumitomo Mitsui Banking Corp.
5,900	5.625%—07/29/2049[2,3,5]	5,752
	Transocean Inc.
4,400	5.566%—09/05/2008[1,2]	4,406
	UFJ Finance Aruba AEC
200	6.750%—07/15/2013[2]	212
	United Airlines Inc.
	Pass Thru Certificates
1,911	9.060%—06/17/2015	116
	USB Capital IX
700	6.189%—04/15/2049[2,5]	715

	Vale Overseas Ltd.
900	6.250%—01/23/2017[6]	904
900	6.875%—11/21/2036[2]	918

		1,822

	Wachovia Bank NA
4,500	5.356%—06/27/2008[1,2]	4,504
8,100	5.406%—03/23/2009[1,2]	8,107

		12,611

	Wachovia Corp.
1,600	5.625%—10/15/2016[2]	1,609
	Wachovia Corp. MTN[6]
3,800	5.410%—12/01/2009[1,2]	3,803
	Wal-Mart Stores Inc.
10,400	5.265%—06/16/2008[1,2]	10,402
	Westpac Banking Corp.
3,000	5.280%—06/06/2008[1,2]	3,001

TOTAL CORPORATE BONDS & NOTES (Cost $482,205)		483,549

10

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—0.7%
Principal
Amount		Value
(000s)		(000s)

	French Government Treasury Notes
$2,800	2.250%—03/12/2007[2]	$3,644
	German Government Bonds
6,290	4.000%—02/16/2007[2]	8,198
	Province of Quebec Canada
2,300	5.000%—12/01/2038[2]	2,018
	Republic of Panama
2,400	6.700%—01/26/2036[2]	2,448
	Republic of Peru
1,500	9.125%—01/15/2008[2]	1,552

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,500)		17,860

MORTGAGE PASS-THROUGH—44.6%
	Federal Home Loan Mortgage Corp.
4,022	5.000%—10/01/2018[2]	3,942
11,101	6.000%—07/01/2016 – 12/01/2036[2]	11,176
93	7.094%—06/01/2024[1,2]	95

		15,213

	Federal Home Loan Mortgage Corp. TBA[8]
	February Delivery
3,000	6.000%—02/12/2037	3,012
	March Delivery
3,000	6.000%—03/13/2037	3,011

		6,023

	Federal Housing Authority Project
151	7.400%—02/01/2021[2]	153
2,936	7.450%—05/01/2021[2]	2,960

		3,113

	Federal National Mortgage Association
10,562	4.693%—08/01/2035[1,2]	10,518
15,757	4.833%—06/01/2035[1,2]	15,639
267,923	5.000%—12/01/2016 – 03/01/2036[2]	258,615
551,781	5.500%—11/01/2016 – 05/01/2036[2]	543,845
7,116	6.000%—04/01/2016 – 05/01/2033[2]	7,206
2,680	6.283%—10/01/2040[1,2]	2,730
80	9.000%—11/01/2009[2]	82

		838,635

	Federal National Mortgage Association TBA[8]
	February Delivery
55,000	5.000%—02/12/2037	52,783
95,000	5.500%—02/12/2037	93,456
37,000	6.000%—02/12/2037	37,139
	March Delivery
28,000	5.500%—03/13/2037	27,536
3,000	6.000%—02/12/2037 – 03/13/2037[8]	3,010

		213,924

	Government National Mortgage Association I TBA[8]
	February Delivery
4,000	6.000%—02/20/2037	4,039
	Government National Mortgage Association II
2,700	4.750%—07/20/2024 – 02/20/2032[1,2]	2,702
810	5.125%—12/20/2024 – 11/20/2029[1,2]	821
586	5.375%—03/20/2017 – 02/20/2025[1,2]	589
884	5.750%—08/20/2022 – 07/20/2027[1,2]	892

		5,004

TOTAL MORTGAGE PASS-THROUGH (Cost $1,100,364)		1,085,951

MUNICIPAL BONDS—0.8%
	Badger Tobacco Asset Securitization Corp.
4,300	6.375%—06/01/2032[2]	4,690
	City of San Antonio TX
6,765	4.750%—05/15/2037[2]	6,880
	Golden State Tobacco Securitization Corp.
3,400	6.250%—06/01/2033[2]	3,795
2,740	6.750%—06/01/2039[2]	3,134
900	7.875%—06/01/2042[2]	1,098

		8,027

TOTAL MUNICIPAL BONDS (Cost $17,412)		19,597

U.S. GOVERNMENT OBLIGATIONS—1.4%
	U.S. Treasury Bonds
19,091	2.000%—01/15/2026[2,9]	17,909
11,013	2.375%—01/15/2025[2,9]	10,947
1,246	3.625%—04/15/2028[2,9]	1,501

		30,357

	U.S. Treasury Notes
3,452	2.375%—04/15/2011[2,9]	3,444

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $34,480)		33,801

PURCHASED OPTIONS—0.2%
No. of
Contracts
(000s)

	Eurodollar Options
1	Expire 03/2007	6
3	Expire 06/2007	20
3	Expire 09/2007	17
2	Expire 12/2007	11
6	Expire 03/2008	39
1	Expire 08/2008	8

		101

11

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS—Continued
No. of
Contracts		Value
(000s)		(000s)

	Swap Options
52,220	Expire 02/2007	$—
34,500	Expire 04/2007	28
213,900	Expire 05/2007	421
238,000	Expire 06/2007	923
807,300	Expire 07/2007	1,406
190,000	Expire 08/2007	120
79,000	Expire 10/2007	162
158,000	Expire 01/2008	576
9,100	Expire 06/2009	2

		3,638

TOTAL PURCHASED OPTIONS (Cost $7,468)		3,739

SHORT-TERM INVESTMENTS—26.7%
Principal
Amount
(000s)

BANK OBLIGATIONS
	Bank of Ireland
$15,250	5.400%—01/15/2010[2]	15,246
	BNP Paribas
11,200	5.262%—07/03/2008[2]	11,194
3,800	5.263%—05/28/2008[2]	3,798

		14,992

	Calyon Bank
7,300	5.340%—01/16/2009[2]	7,297
	Fortis Bank
9,200	5.265%—04/28/2008[2]	9,195
	Nordea Bank Finland plc
3,700	5.307%—05/20/2008[2]	3,699
	Royal Bank of Scotland plc
11,300	5.262%—07/03/2008[2]	11,293
	Societe Generale
100	1.000%—06/30/2008[2]	100
3,000	5.271%—06/30/2008[2]	2,999

		3,099

	Unicredito Italiano SpA
23,500	5.358%—05/06/2008[2]	23,491
5,400	5.370%—05/29/2008[2]	5,413

		28,904

TOTAL BANK OBLIGATIONS		93,725

COMMERCIAL PAPER
	Bank Ireland Governor & Co.
9,200	5.225%—03/07/2007 – 03/29/2007[2]	9,139
	Barclays U.S. Fund
11,300	5.250%—02/20/2007 – 03/14/2007[2]	11,259
	Calyon North America
3,000	5.250%—02/08/2007[2]	2,997
	CBA Finance Inc.
65,000	5.235%—02/28/2007[2]	64,745
	HBOS Treasury Services plc
3,200	5.220%—03/12/2007[2]	3,182
20,000	5.245%—03/15/2007[2]	19,878

		23,060

	Intesa Funding LLC
65,000	5.240%—02/20/2007[2]	64,820
	Royal Bank of Canada
12,400	5.265%—06/30/2008[2]	12,394
	Santander Finance
2,900	5.260%—02/08/2007[2]	2,897
	Societe Generale North America
3,800	5.185%—04/02/2007[2]	3,767
	Stadshypotek Bank Ab
2,100	5.245%—02/21/2007[2]	2,094
	Swedbank Mortgage Ab
37,900	5.250%—02/12/2007[2]	37,839
	UBS Finance Inc.
4,300	5.230%—03/07/2007[2]	4,279
	Westpac Banking Corp.
70,000	5.300%—02/07/2007[2]	69,938

TOTAL COMMERCIAL PAPER		309,228

REPURCHASE AGREEMENTS
77,000	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2007 due February 1, 2007 at 5.150% collateralized by a U.S. Treasury Note (market value $65,852)[2]	77,000
106,000	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2007 due February 1, 2007 at 5.200% collateralized by a U.S. Treasury Note (market value $105,969)[2]	106,000
9,654	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.900% collateralized by a Federal Home Loan Bank Note (market value $9,850)	9,654

TOTAL REPURCHASE AGREEMENTS		192,654

SOVEREIGN TREASURY BILLS
	German Treasury Bills
29,560	3.515%—02/14/2007[2]	38,482

U.S. TREASURY BILLS
1,125	4.795%—03/15/2007[2]	1,119
6,775	4.805%—03/15/2007[2]	6,737
635	4.810%—03/15/2007[2]	631
200	4.825%—03/15/2007[2]	199
20	4.851%—03/15/2007[2]	20
45	4.882%—03/15/2007[2]	45
380	4.880%—03/15/2007[2]	378
110	4.895%—03/15/2007[2]	109
1,175	4.900%—03/01/2007[2]	1,170
150	4.903%—03/15/2007[2]	149
50	4.906%—03/15/2007[2]	50
110	4.911%—03/15/2007[2]	109
5,985	4.920%—03/15/2007[2]	5,951
40	4.928%—03/15/2007[2]	40
355	4.940%—03/15/2007[2]	353

TOTAL U.S. TREASURY BILLS		17,060

TOTAL SHORT-TERM INVESTMENTS (Cost $651,749)		651,149

TOTAL INVESTMENTS—107.9% (Cost $2,647,101)		2,630,776

CASH AND OTHER ASSETS, LESS LIABILITIES—(7.9)%		(193,081)

TOTAL NET ASSETS—100.0%		$2,437,695

12

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

Euribor Futures (Buy)	1,005	$251,250	Sep-07	$(948)
Euribor Futures (Buy)	1,537	384,250	Dec-07	(709)
Euribor Futures (Buy)	101	25,250	Mar-08	(103)
Euribor Futures (Buy)	50	12,500	Jun-08	(52)
Euro Bund Futures (Sell)	850	85,000	Feb-07	(342)
Euro Bund Futures (Sell)	346	34,600	Mar-07	(67)
Euro Bund Futures (Buy)	822	205,500	Sep-08	(214)
Euro Bund Futures (Buy)	1,112	278,000	Dec-08	(287)
Euro Yen Futures (Buy)	399	99,750	Sep-07	97
Euro Yen Futures (Buy)	548	137,000	Dec-07	131
Eurodollar Futures (Buy)	190	19,000	Mar-07	(303)
Eurodollar Futures (Buy)	472	118,000	Jun-07	(211)
Eurodollar Futures (Buy)	5,111	1,277,750	Sep-07	(3,798)
Eurodollar Futures (Buy)	5,837	1,459,250	Dec-07	(3,425)
Eurodollar Futures (Buy)	3,377	844,250	Mar-08	(2,344)
Eurodollar Futures (Buy)	822	205,500	Dec-08	(214)
United Kingdom Libor Futures (Buy)	83	10,375	Jun-06	(118)
United Kingdom Libor Futures (Buy)	180	22,500	Sep-07	(242)
United Kingdom Libor Futures (Buy)	309	38,625	Dec-07	(346)
United Kingdom Libor Futures (Buy)	123	15,375	Mar-08	(83)
United Kingdom Libor Futures (Buy)	114	14,250	Jun-08	(65)
United Kingdom Libor Futures (Buy)	64	8,000	Sep-08	(91)
U.S. Treasury Bonds Futures (Sell)	391	39,100	Mar-07	846

				$(12,888)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2007 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Australian Dollar (Buy)	$3,407	$3,439	Feb-07	$(32)
Brazilian Real (Buy)	15,740	15,491	May-07	249
Brazilian Real (Buy)	4,404	4,284	Jun-07	120
British Pound (Sell)	3,371	3,323	Feb-07	(48)
Canadian Dollar (Buy)	2,225	2,218	Feb-07	7
Canadian Dollar (Sell)	5,914	5,910	Feb-07	(4)
Chilean Peso (Buy)	868	898	May-07	(30)
Chilean Peso (Buy)	82	85	Jun-07	(3)
Chinese Yuan (Buy)	2,150	2,146	Mar-07	4
Chinese Yuan (Buy)	358	350	Sep-07	8
Chinese Yuan (Buy)	4,861	4,816	Nov-07	45
Euro (Sell)	78,506	78,122	Feb-07	(384)
Indian Rupee (Buy)	581	556	Mar-07	25
Japanese Yen (Buy)	49,020	50,490	Feb-07	(1,470)
Japanese Yen (Sell)	60,427	60,208	Feb-07	(219)
Mexican Peso (Buy)	3,183	3,214	Apr-07	(31)
New Zealand Dollar (Buy)	895	901	Feb-07	(6)
Philippine Peso (Buy)	2,475	2,472	Mar-07	3
Polish Zloty (Buy)	1,018	1,020	Apr-07	(2)
Russian Ruble (New) (Buy)	2,725	2,710	Mar-07	15
Russian Ruble (New) (Buy)	105	106	Sep-07	(1)
Russian Ruble (New) (Buy)	2,515	2,530	Nov-07	(15)
Russian Ruble (New) (Buy)	1,240	1,250	Dec-07	(10)
Singapore Dollar (Buy)	449	438	Mar-07	11
Singapore Dollar (Buy)	1,691	1,691	Apr-07	—
Singapore Dollar (Buy)	4,888	4,896	Jul-07	(8)
South African Rand (Buy)	10	10	May-07	—
South African Rand (Buy)	88	90	Jun-07	(2)
South Korean Won (Buy)	1,302	1,281	Feb-07	21
South Korean Won (Buy)	727	738	Mar-07	(11)
South Korean Won (Buy)	290	291	Apr-07	(1)
South Korean Won (Buy)	3,118	3,129	May-07	(11)
Taiwan Dollar (New) (Buy)	1,076	1,095	Feb-07	(19)

				$(1,799)

13

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

TBA COMMITMENTS OPEN AT JANUARY 31, 2007 ARE AS FOLLOWS:

	Principal
	Amount	Coupon	Delivery	Value
Description	(000s)	Rate	Date	(000s)

Federal National Mortgage Association (proceeds receivable $93,991)	$95,000	5.5%	Feb-07	$93,456
Federal National Mortgage Association (proceeds receivable $11,034)	11,000	6.0	Feb-07	11,041
Federal National Mortgage Association (proceeds receivable $27,604)	28,000	5.5	Mar-07	27,536
Federal National Mortgage Association (proceeds receivable $3,010)	3,000	6.0	Mar-07	3,011

				$135,044

SWAP AGREEMENTS OPEN AT JANUARY 31, 2007 ARE AS FOLLOWS:

							Unrealized
					Notional		Appreciation/
Interest Rate Swaps		Pay/Receive	Fixed	Expiration	Amount		(Depreciation)
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	(000s)		(000s)

Deutsche Bank AG	6-Month AUD-Bank Bill Short-Term	Pay	6.000%	06/20/2009		AUD6,800	$(14)
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Receive	12.780	01/04/2010	R$	10,400	26
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	12.948	01/04/2010		4,400	18
HSBC Bank USA, N.A.	6-Month BP-LIBOR	Pay	4.500	12/20/2007		£38,200	(748)
Merrill Lynch & Co., Inc.	6-Month BP-LIBOR	Receive	4.000	12/15/2035		2,000	43
Barclays Capital, London	6-Month BP-LIBOR	Receive	4.000	12/15/2036		2,200	205
Royal Bank of Scotland	6-Month BP-LIBOR	Receive	4.000	12/15/2036		4,200	385
HSBC Bank USA, N.A.	6-Month BP-LIBOR	Receive	5.395	12/15/2036		2,700	244
Merrill Lynch & Co., Inc.	3-Month CAD-Canada Bankers Acceptances	Pay	4.500	06/15/2027	C$	1,600	(43)
Royal Bank of Canada	3-Month CAD-BA-CDOR	Pay	4.500	06/15/2027		5,000	(78)
Royal Bank of Canada	3-Month CAD-BA-CDOR	Pay	4.500	06/15/2027		2,800	(62)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090	10/15/2010		€7,200	118
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103	10/15/2010		1,000	18
UBS Warburg AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146	10/15/2010		1,300	27
Morgan Stanley Capital Services, Inc.	6-Month EUR-EURIBOR	Receive	6.000	06/18/2034		10,700	203
UBS Warburg AG	3-Month JPY-LIBOR	Pay	1.000	03/19/2008		¥16,300,000	66
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000	09/18/2008		4,940,000	54
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.000	09/18/2008		890,000	8
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500	06/20/2012		950,000	(7)
Morgan Stanley Capital Services, Inc.	6-Month JPY-LIBOR	Pay	1.500	06/20/2012		510,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000	12/20/2016		3,082,000	(3)
Morgan Stanley Capital Services, Inc.	6-Month JPY-LIBOR	Pay	2.000	12/20/2016		430,000	(11)
Royal Bank of Scotland	6-Month JPY-LIBOR	Pay	2.000	12/20/2016		862,000	27
UBS Warburg AG	6-Month JPY-LIBOR	Pay	2.000	12/20/2016		150,000	(3)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500	12/20/2026		840,000	(106)
Citibank, N.A.	1-Month MXN-Mexico Interbank	Pay	8.170	11/04/2016	MEX$	8,900	(6)
Barclays Capital, London	3-Month USD-LIBOR	Pay	5.000	06/20/2009		$5,500	(39)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000	06/20/2009		34,900	(98)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000	06/20/2009		24,500	(273)
UBS Warburg AG	3-Month USD-LIBOR	Pay	5.000	06/20/2009		35,300	(246)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000	06/20/2037		5,600	(268)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000	06/20/2037		42,300	(2,026)

							$(2,590)

14

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

					Notional	Appreciation/
Credit Default Swaps			Pay/Receive	Expiration	Amount	(Depreciation)
Counterparty	Reference Entity	Buy/Sell	Fixed Rate	Date	(000s)	(000s)

Deutsche Bank AG	Softbank Corp. 2.300% due 09/20/2007	Sell	2.300%	09/20/2007	¥176,000	$14
Credit Suisse Securities (USA) LLC	Panama SP 1.200% due 02/20/2007	Sell	1.200	02/20/2007	$900	(2)
JP Morgan Chase	Ford Motor Credit Company 2.000% due 03/20/2007	Sell	2.000	03/20/2007	900	2
Morgan Stanley Capital Services, Inc.	Russian Federation 0.460% due 06/20/2007	Buy	0.460	06/20/2007	700	1
JP Morgan Chase	American International Group, Inc. 0.050% due 12/20/2007	Sell	0.050	12/20/2007	20,900	3
Credit Suisse International	Ford Motor Credit Company 0.950% due 12/20/2007	Sell	0.950	12/20/2007	900	1
Royal Bank of Scotland	Indonesia SP 0.390% due 12/20/2008	Buy	0.390	12/20/2008	6,000	(1)
Royal Bank of Scotland	Indonesia SP 0.400% due 12/20/2008	Buy	0.400	12/20/2008	9,000	–
Chase Securities Inc.	Panama SP 0.730% due 01/20/2012	Sell	0.730	01/20/2012	3,000	(3)
Morgan Stanley Capital Services, Inc.	Panama SP 0.750% due 01/20/2012	Sell	0.750	01/20/2012	1,000	–
Merrill Lynch & Co., Inc.	Russian Federation 5.000% due 03/31/2030	Sell	0.780	03/20/2016	1,100	11
JP Morgan Chase	Russian Federation 5.000% due 03/31/2030	Sell	0.800	03/20/2016	1,100	12
JP Morgan Chase	United Mexican States 5.000% due 03/31/2030	Sell	0.920	03/20/2016	300	5
Bank of America	Dow Jones CDX 0.650% due 12/20/2016	Buy	0.650	12/20/2016	15,000	(21)
Chase Securities Inc.	DJ CDX IG7 BP 0.650% due 12/20/2016	Buy	0.650	12/20/2016	18,000	(53)
Chase Securities Inc.	Panama SP 1.250% due 01/20/2017	Sell	1.250	01/20/2017	500	1

						(30)

Total Swaps						$(2,620)

15

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2007 ARE AS FOLLOWS:

	Number of	Strike		Value
Description	Shares/Contracts	Price	Expiration Date	(000s)

Swap Option — Euro (Call)	41,000,000	$4.10	Jul-07	$158
Swap Option — Pound (Call)	8,300,000	4.85	Jun-07	10
Swap Option (Call)	22,600,000	5.24	Feb-07	7
Swap Option (Call)	15,000,000	5.22	Apr-07	69
Swap Option (Call)	42,000,000	5.30	May-07	316
Swap Option (Call)	50,700,000	5.32	May-07	376
Swap Option (Call)	8,000,000	5.32	Jun-07	69
Swap Option (Call)	44,000,000	5.34	Jun-07	395
Swap Option (Call)	42,000,000	5.60	Jun-07	729
Swap Option (Call)	24,000,000	4.75	Jul-07	29
Swap Option (Call)	24,800,000	4.95	Jul-07	66
Swap Option (Call)	61,000,000	5.00	Jul-07	197
Swap Option (Call)	119,000,000	5.37	Jul-07	1,245
Swap Option (Call)	25,000,000	5.50	Jul-07	430
Swap Option (Call)	42,000,000	4.90	Aug-07	129
Swap Option (Call)	9,000,000	5.00	Aug-07	41
Swap Option (Call)	34,000,000	5.01	Oct-07	196
Swap Option (Call)	69,000,000	5.10	Feb-08	608
U.S. Treasury Bond Futures (Call)	704	116.00	Feb-07	11
U.S. Treasury Bond Futures (Put)	391	110.00	Feb-07	238
U.S. Treasury Notes 10 Yr. Futures (Call)	167	108.00	Feb-07	10
U.S. Treasury Notes 10 Yr. Futures (Call)	246	109.00	Feb-07	4
U.S. Treasury Notes 10 Yr. Futures (Call)	156	108.00	May-07	63
U.S. Treasury Notes 10 Yr. Futures (Put)	167	106.00	Feb-07	23
U.S. Treasury Notes 10 Yr. Futures (Put)	246	107.00	Feb-07	135
U.S. Treasury Notes 10 Yr. Futures (Put)	156	105.00	May-07	49

Written options outstanding, at value (premiums received of $7,923)				$5,603

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2007 ARE AS FOLLOWS:

Par Value		Value
(000s)	Security	(000s)

31,000	Federal National Mortgage Association (proceeds $30,614)	$30,547

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2007.

2	At January 31, 2007, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $2,391,763 or 98.12% of net assets.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and are considered to be liquid under procedures established by the Board of Trustees. At January 31, 2007, these securities were valued at $143,830 or 5.90% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2007.

6	MTN after the name of a security stands for Medium Term Note.

7	Step coupon security.

8	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2007. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

9	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

AUD	Australian Dollar.

£	British Pound.

R$	Brazilian Real.

C$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.
The accompanying notes are an integral part of the portfolio of investments.

16

Harbor Real Return Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of -44.8%)

U.S. Government Obligations	128.3
Mortgage Pass-Through	11.2
Foreign Government Obligations	3.9
Corporate Bonds & Notes	1.4

CORPORATE BONDS & NOTES—1.4%
Principal
Amount		Value
(000s)		(000s)

	Ford Motor Credit Co.
$100	7.250%—10/25/2011[1]	$98
	Mission Energy Holding Co.
100	13.500%—07/15/2008[1]	110

TOTAL CORPORATE BONDS & NOTES (Cost $209)		208

FOREIGN GOVERNMENT OBLIGATIONS—3.9%
	German Government Bonds
180	4.000%—02/16/2007[1]	235
260	2.500%—03/23/2007[1]	338

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $568)		573

MORTGAGE PASS-THROUGH—11.2%
	Federal National Mortgage Association
948	6.000%—08/01/2036 – 10/01/2036[1]	951
	Federal National Mortgage Association TBA[2]
600	5.500%—02/12/2037	590
100	6.000%—02/12/2037	101

		691

TOTAL MORTGAGE PASS-THROUGH (Cost $1,645)		1,642

U.S. GOVERNMENT OBLIGATIONS—128.3%
	U.S. Treasury Bonds
1,625	2.000%—01/15/2026[1,3]	1,525
107	2.375%—01/15/2025[1,3]	106
500	2.375%—01/15/2027[3]	495
374	3.625%—04/15/2028[1,3]	450
307	3.875%—04/15/2029[1,3]	385

		2,961

	U.S. Treasury Notes
5,321	0.875%—04/15/2010[1,3]	5,061
4,624	1.875%—07/15/2013 – 07/15/2015[1,3]	4,443
203	2.000%—01/15/2016[1,3]	197
1,312	2.375%—04/15/2011 – 01/15/2017[1,3]	1,309
599	2.500%—07/15/2016[1,3]	605
1,682	3.000%—07/15/2012[1,3]	1,735
232	3.500%—01/15/2011[1,3]	241
1,248	3.625%—01/15/2008[1,3]	1,260
184	3.875%—01/15/2009[1,3]	189
779	4.250%—01/15/2010[1,3]	820

		15,860

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $18,980)		18,821

SHORT-TERM INVESTMENTS—9.7%
COMMERCIAL PAPER
	General Electric Capital Corp.
100	5.200%—07/30/2007[1]	97

REPURCHASE AGREEMENTS
700	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2007 due February 1, 2007 at 5.200% collateralized by a U.S. Treasury Note (market value $712)	700

278	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.900% collateralized by a Federal Home Loan Bank Note (market value $287)	278

TOTAL REPURCHASE AGREEMENTS		978

SOVEREIGN TREASURY BILLS
	German Treasury Bills
260	3.515%—02/14/2007[1]	339

TOTAL SHORT-TERM INVESTMENTS (Cost $1,418)		1,414

TOTAL INVESTMENTS—154.5% (Cost $22,820)		22,658

CASH AND OTHER ASSETS, LESS LIABILITIES—(54.5)%		(7,991)

TOTAL NET ASSETS—100.0%		$14,667

17

Harbor Real Return Fund
PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2007 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Chinese Yuan (Buy)	$156	$155	Jan-08	$1
Euro (Sell)	908	904	Feb-07	(4)
Japanese Yen (Buy)	293	302	Feb-07	(9)
Japanese Yen (Sell)	278	276	Feb-07	(2)

				$(14)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2007 ARE AS FOLLOWS:

						Unrealized
					Notional	Appreciation/
Interest Rate Swaps		Pay/Receive	Fixed	Expiration	Amount	(Depreciation)
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	(000s)	(000s)

Citibank, N.A.	6-Month AUD-Bank Bill Short-Term	Pay	6.500%	01/15/2010	AUD100	$—
Deutsche Bank AG	6-Month AUD-Bank Bill Short-Term	Pay	6.500	01/15/2010	300	—
Barclays Capital, London	6-Month GBP-LIBOR	Pay	5.000	06/15/2009	£200	(4)
JP Morgan Chase	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261	07/14/2011	€400	9
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.987	12/15/2011	100	—
Morgan Stanley Capital Services, Inc.	6-Month JPY-LIBOR	Pay	1.500	06/20/2012	¥110,000	—
Barclays Capital, London	3-Month USD-LIBOR	Receive	5.000	06/20/2017	$1,000	14
JP Morgan Chase	3-Month USD-LIBOR	Pay	5.000	06/20/2037	100	(3)

Total Swaps						$16

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2007 ARE AS FOLLOWS:

Par Value		Value
(000s)	Security	(000s)

$100	United States Treasury Notes, at value (proceeds $101)	$100

1	At January 31, 2007, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $21,194 or 144.50% of net assets.

2	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2007. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

3	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

AUD	Australian Dollar.

£	British Pound.

€	Euro.

¥	Japanese Yen.
The accompanying notes are an integral part of the portfolio of investments.

18

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 3.3%)

Asset-Backed Securities	57.6
U.S. Government Obligations	17.6
Collateralized Mortgage Obligations	16.2
Foreign Government Obligations	5.3

ASSET-BACKED SECURITIES—57.6%
Principal
Amount		Value
(000s)		(000s)

	AmeriCredit Automobile Receivables Trust
	Series 2003-DM Cl. A4
$555	2.840%—08/06/2010[1]	$549
	Series 2005-DA Cl. A3
1,275	4.870%—12/06/2010	1,270
		1,819
	Ameriquest Mortgage Securities Inc.
	Series 2006-R1 Cl. M1
1,000	5.710%—03/25/2036[1,2]	1,003
	Series 2005-R1 Cl. M1
1,000	5.770%—03/25/2035[1,2]	1,003

		2,006

	Atlantic City Electric Transition Funding LLC
	Series 2002-1 Cl. A1
1,318	2.890%—07/20/2010[1]	1,293
	Bank One Issuance Trust
	Series 2002-A3 Cl. A3
1,680	3.590%—05/17/2010[1]	1,662
	Capital Auto Receivables Asset Trust
	Series 2006-1 Cl. A2A
344	5.030%—09/15/2008[1]	344
	Capital One Master Trust
	Series 2002-4A Cl. A
1,500	4.900%—03/15/2010[1]	1,499
	Chase Issuance Trust
	Series 2004-A9 Cl. A9
1,625	3.220%—06/15/2010[1]	1,603
	Chase Manhattan Auto Owner Trust
	Series 2005-B Cl. A2
298	4.770%—03/15/2008[1]	298
	Series 2006-B Cl. A2
1,000	5.280%—10/15/2009	1,000

		1,298

	Citibank Credit Card Issuance Trust
	Series 2004-A4 Cl. A4
1,000	3.200%—08/24/2009	989
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-OPT4 Cl. A2C
1,000	5.570%—07/25/2035[2]	1,002
	Contimortgage Home Equity Trust
	Series 1996-4 Cl. A10
970	5.800%—01/15/2028[1,2]	973
	Countrywide Asset-Backed Certificates
	Series 2005-4 Cl. MV1
1,000	5.780%—10/25/2035[1,2]	1,006
	DaimlerChrysler Auto Trust
	Series 2003-A Cl. A4
575	2.880%—10/08/2009[1]	575
	Discover Card Master Trust I
	Series 2002-2 Cl. A
1,300	5.150%—10/15/2009[1]	1,301
	Series 2003-2 Cl. A
1,600	5.450%—08/15/2010[2]	1,603

		2,904

	Federal National Mortgage Association REMIC[3]
	Series 2002-W2 Cl. AF5
509	6.000%—06/25/2032[1,4]	508
	First USA Credit Card Master Trust
	Series 1997-8 Cl. A
1,400	5.470%—05/17/2010[2]	1,402
	Harley-Davidson Motorcycle Trust
	Series 2002-2 Cl. A2
502	3.090%—06/15/2010	500
	Household Private Label Credit Card Master Note Trust I
	Series 2002-1 Cl. A
1,005	5.500%—01/18/2011	1,006
	HSI Asset Securitization Corp Trust
	Series 2006-OPT2 Cl. M1
1,000	5.690%—01/25/2036[1,2]	1,002
	Long Beach Mortgage Loan Trust
	Series 2006-WL1 Cl. 2A2
1,500	5.500%—01/25/2036[2]	1,502
	Massachusetts RRB Special Purpose Trust
	Series 2005-1 Cl. A2
887	3.780%—09/15/2010	878
	MBNA Credit Card Master Note Trust
	Series 2004-A4 Cl. A4
1,180	2.700%—09/15/2009	1,175
	Series 2006-A1 Cl. A
1,612	4.900%—07/15/2011	1,603
	Series 2005-A5 Cl. A5
1,000	5.320%—12/15/2010[2]	1,001
	Series 2002-A13 Cl. A
1,505	5.450%—05/17/2010[2]	1,508

		5,287

	Oncor Electricity Delivery Transition Bond Co.
	Series 2003-1 Cl. A1
445	2.260%—02/15/2009[1]	445
	Option One Mortgage Loan Trust
	Series 2005-1 Cl. M1
1,000	5.840%—02/25/2035[1,2]	1,004
	Peco Energy Transition Trust
	Series 2000-A Cl. A3
1,230	7.625%—03/01/2010	1,285
	Residential Asset Securities Corp.
	Series 2004-KS4 Cl. A2B3
1,500	5.700%—05/25/2034[2]	1,501
	Series 2005-KS2 Cl. M1
1,000	5.750%—03/25/2035[1,2]	1,004
	Series 2005-KS10 Cl. M2
1,000	5.760%—11/25/2035[2]	1,005
	Series 2005-KS1 Cl. M1
1,000	5.770%—02/25/2035[1,2]	1,005

		4,515

	Residential Funding Mortgage Securities II Inc.
	Series 2003-HS2 Cl. AIIB
399	5.570%—06/25/2028[1,2]	400

19

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal
Amount		Value
(000s)		(000s)

	Specialty Underwriting & Residential Finance
	Series 2004-BC4 Cl. M1
$1,000	6.120%—10/25/2035[1,2]	$1,009
	Superior Wholesale Inventory Financing Trust
	Series 2005-A12 Cl. A
1,000	5.500%—06/15/2010[2]	1,004
	Wells Fargo Home Equity Trust
	Series 2005-4 Cl. AI3
1,000	5.700%—12/25/2035[2,5]	1,005
	Whole Auto Loan Trust
	Series 2002-1 Cl. A4
560	3.040%—04/15/2009[1]	559

TOTAL ASSET-BACKED SECURITIES (Cost $42,221)		42,284

COLLATERALIZED MORTGAGE OBLIGATIONS—16.2%
	Federal Home Loan Mortgage Corp.
1,607	5.870%—02/15/2025[2]	1,618
	Federal Home Loan Mortgage Corp. REMIC[3]
2,065	4.375%—04/15/2015[1]	2,012
	Federal Home Loan Mortgage Corp. STRIPS[6]
1,918	5.570%—08/15/2036[1,2]	1,925
	Federal National Mortgage Association REMIC[3]
	Series 2003-38 Cl. FA
1,737	5.690%—03/25/2023[1,2]	1,748
	Series 1997-68 Cl. FC
1,053	5.844%—05/18/2027[2]	1,065

		2,813

	Residential Accredit Loans Inc.
	Series 2006-QS7 Cl. A1
1,000	6.000%—06/25/2036	1,004
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-20 Cl. 1A1
1,021	5.069%—01/25/2035[1,7]	1,023
	Structured Asset Securities Corp.
	Series 2002-1A Cl. 2A1
116	6.716%—02/25/2032[1,2]	115
	Washington Mutual Inc.
	Series 2002-AR10 Cl. A6
1,383	4.816%—10/25/2032[1,7]	1,379

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,893)		11,889

FOREIGN GOVERNMENT OBLIGATIONS—5.3%
(Cost $3,569)
United Kingdom Treasury Notes
2,000	4.500%—03/07/2007	3,926

U.S. GOVERNMENT OBLIGATIONS—17.6%
Principal
Amount		Value
(000s)		(000s)

	U.S. Treasury Notes
5,000	4.250%—01/15/2011	4,898
8,000	4.875%—05/15/2009[1]	7,997

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $12,900)		12,895

SHORT-TERM INVESTMENTS—2.9%
COMMERCIAL PAPER
	UBS Finance Inc.
2,000	1.000%—02/01/2007	2,000

REPURCHASE AGREEMENTS
58	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.800% collateralized by a U.S. Treasury Bond (market value $63)	58

U.S. TREASURY BILLS
70	4.849%—06/07/2007	69

TOTAL SHORT-TERM INVESTMENTS (Cost $2,127)		2,127

TOTAL INVESTMENTS—99.6% (Cost $72,710)		73,121

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		262

TOTAL NET ASSETS—100.0%		$73,383

20

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

U.S. Treasury Notes 2 Yr. Futures (Buy)	165	$33,000	Mar-07	$(188)
U.S. Treasury Notes 5 Yr. Futures (Sell)	8	800	Mar-07	11

				$(177)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2007 ARE AS FOLLOWS:

Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

British Pound (Sell)	$4,010	$3,899	Feb-07	$(111)

1	At January 31, 2007, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $36,244 or 49.39% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2007.

3	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

4	Step coupon security.

5	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and are considered to be liquid under procedures established by the Board of Trustees. At January 31, 2007, these securities were valued at $1,005 or 1.37% of net assets.

6	Separate trading of registered interest and principal of securities (STRIPS) is a prestripped zero-coupon bond that is a direct obligation of the U.S. Treasury.

7	Variable rate security. The stated rate represents the rate in effect at January 31, 2007.
The accompanying notes are an integral part of the portfolio of investments.

21

Harbor Money Market Fund
PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash of -0.4%)

Commercial Paper	72.3
Bank Obligations	15.4
U.S. Government Agencies	12.6
Repurchase Agreements	0.1

BANK OBLIGATIONS—15.4%
Principal
Amount		Value
(000s)		(000s)

	Barclays Bank plc
$2,000	5.310%—04/18/2007	$2,000
	Chase Bank
10,000	5.260%—03/01/2007	10,000
	CitiBank
10,500	5.305%—04/24/2007	10,500
	Toronto Dominion Bank
9,000	5.310%—02/16/2007	9,000

TOTAL BANK OBLIGATIONS (Cost $31,500)		31,500

COMMERCIAL PAPER—72.3%
	Abbey National LLC
5,000	5.190%—03/29/2007	4,960
	ABN AMRO North America
1,700	5.240%—02/01/2007	1,700
	Atlantic Asset Security
3,100	5.260%—02/05/2007	3,098
	Bank of Montreal
10,500	5.220%—02/20/2007	10,471
	Barclays US Fund
4,300	5.240%—02/20/2007	4,288
	BMW Capital Corp.
10,200	5.260%—02/01/2007	10,200
	CBA Finance Inc.
3,500	5.230%—04/10/2007	3,465
5,076	5.235%—02/20/2007	5,062
1,600	5.240%—04/26/2007	1,580

		10,107

	Chariot Funding LLC
9,000	5.260%—02/08/2007	8,991
	Charta Corp. Yrs. 3&4
4,000	5.250%—03/28/2007	3,968
6,500	5.260%—02/16/2007 – 03/07/2007	6,472

		10,440

	Deutsche Bank Financial LLC
10,500	5.250%—02/05/2007	10,494
	Dresdner Finance
3,000	5.240%—02/26/2007	2,989
	HBOS Treasury Services plc
2,000	5.230%—03/14/2007	1,988
8,100	5.240%—03/14/2007 – 04/27/2007	8,022
500	5.250%—02/07/2007	500

		10,510

	ING U.S. Funding LLC
10,500	5.225%—04/25/2007	10,373
	Royal Bank of Canada
9,000	5.225%—02/27/2007	8,966
	Societe Generale North America Inc.
2,400	5.240%—03/01/2007	2,390
3,192	5.245%—03/12/2007	3,174
5,039	5.250%—03/01/2007 – 03/12/2007	5,014

		10,578

	Svenska Handelsbanken Ab
1,500	5.230%—04/10/2007	1,485
5,000	5.235%—04/10/2007	4,951
4,000	5.240%—02/28/2007	3,984

		10,420

	UBS Finance Inc.
10,200	5.260%—02/01/2007	10,200
	WestpacTrust Securities New Zealand Ltd.
9,500	5.250%—02/12/2007	9,485
TOTAL COMMERCIAL PAPER (Cost $148,270)		148,270

REPURCHASE AGREEMENTS—0.1%
(Cost $268)
268	Repurchase Agreement with State Street Corp. dated January 31, 2007 due February 1, 2007 at 4.800% collateralized by a U.S. Treasury Bond (market value $276)	268

U.S. GOVERNMENT AGENCIES—12.6%
	Federal Home Loan Mortgage Corp.
4,000	5.130%—03/23/2007	3,972
4,258	5.130%—02/16/2007 – 02/28/2007	4,243
	Federal National Mortgage Association
4,000	5.140%—03/14/2007	3,977
9,300	5.150%—02/06/2007	9,293
4,300	5.170%—02/28/2007	4,283

TOTAL U.S. GOVERNMENT AGENCIES (Cost $25,768)		25,768

TOTAL INVESTMENTS—100.4% (Cost $205,806)[1]		205,806

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(756)

TOTAL NET ASSETS—100.0%		$205,050

1	The aggregate identified cost on a tax basis is the same.
The accompanying notes are an integral part of the portfolio of investments.

22

Harbor Funds—Fixed Income Funds
NOTES TO PORTFOLIO OF INVESTMENTS—January 31, 2007 (Unaudited)

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
      Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service selected by Harbor Capital Advisors, Inc. (the “Adviser”). The pricing service determines valuations for institutional-size trading units of such debt securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value.
      When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair-value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.
      Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund’s Rule 2a-7 procedures.
Futures Contracts
      To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor High-Yield Bond Fund is not authorized to enter into currency futures contracts and options on such contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. See Portfolio of Investments for open futures contracts held as of January 31, 2007.
      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Options
      Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor High-Yield Bond Fund is not authorized to engage in options transactions on currencies. Harbor Bond Fund, Harbor Real Return Fund, and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.
      When a Fund purchases an option, the premium paid by the Fund is included as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
      When a Fund writes an option, the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally

23

Harbor Funds—Fixed Income Funds
NOTES TO FINANCIAL STATEMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
      The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.
Swap Agreements
      To the extent permitted under their respective investment policies, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are marked-to-market daily.
      Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.
      Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.
Loan Participations and Assignments
      Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
Inflation-Indexed Bonds
      Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund may also invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

24

Harbor Funds—Fixed Income Funds
NOTES TO FINANCIAL STATEMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
Mortgage-Related and Other Asset-Backed Securities
      Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
U.S. Government Securities
      Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.
TBA/When-Issued Purchase Commitments
      Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.
      The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.
      Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.
TBA Sale Commitments
      Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.
Short Sales
      Each Fund, except Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a

25

Harbor Funds—Fixed Income Funds
NOTES TO FINANCIAL STATEMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.
Foreign Forward Currency Contracts
      Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.
Foreign Currency Translations
      The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.
      Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Repurchase Agreements
      Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.
Borrowings
      Harbor Short Duration Fund may enter into reverse repurchase agreements with third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold.

26

Harbor Funds—Fixed Income Funds
NOTES TO FINANCIAL STATEMENTS—Continued

(Currency in Thousands)
NOTE 2—TAX INFORMATION
      The Identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2007 are as follows:

		Gross Unrealized		Net Unrealized
				Appreciation/
	Identified Cost	Appreciation	(Depreciation)	(Depreciation)

HARBOR FIXED INCOME FUNDS
Harbor High-Yield Bond Fund	$38,327	$1,058	$(159)	$899
Harbor Bond Fund*	2,647,101	7,504	(23,829)	(16,325)
Harbor Real Return Fund	22,820	25	(187)	(162)
Harbor Short Duration Fund*	72,710	478	(67)	411

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

27